As filed with the Securities and Exchange Commission on April 21, 2003
                                                         File No. 333-60337
                                                                  811-08911
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 7

                                       And

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 7

                   GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)
                           (Exact Name of Registrant)

                       Glenbrook Life and Annuity Company
                               (Name of Depositor)

                               Michael J. Velotta
                  Vice President, Secretary and General Counsel
                       Glenbrook Life and Annuity Company
                  3100 Sanders Road, Northbrook, Illinois 60062
                                 (847) 402-2400
            (Name, Address, and Telephone Number of Agent of Service)

                                   Copies to:


Joseph P. Rath, Esquire                       John R. Mathews, Esquire
ALFS, Inc.                                    Glenbrook Life and Annuity Company
3100 Sanders Rd, Suite J5B                    3100 Sanders Rd., Suite J5B
Northbrook, Illinois 60062                    Northbrook, Illinois 60062

            Approximate Date of Proposed Public Offering: Continuous

          It is proposed that this (check appropriate box) filing will become effective:

/ / Immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ On May 1, 2003, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1)of Rule 485
/ / On (date), pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Units of Interest in the Separate Account under flexible payment deferred variable annuity contracts.

                   SCUDDER HORIZON ADVANTAGE VARIABLE ANNUITY

                          PROSPECTUS DATED MAY 1, 2003

                      INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACTS
                                   OFFERED BY

                       GLENBROOK LIFE AND ANNUITY COMPANY
                                     THROUGH
                   GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)

 -------------------------------------------------------------------------------
GLENBROOK LIFE AND ANNUITY COMPANY ("GLENBROOK LIFE") is offering the Scudder Horizon Advantage Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. To learn more about the Contract, you may want to read the Statement of Additional Information ("SAI"), dated May 1, 2003. For a free copy of the SAI, contact us at:

MAILING ADDRESS

Scudder Horizon Advantage
Customer Service Center
P.O. Box 80469 Lincoln, NE 68501-0469

(800) 242-4402 (Scudder Direct)

(800) 257-9576 (AARP Investment Program Members)

OVERNIGHT MAILING ADDRESS:

Scudder Horizon Advantage
Customer Service Center
2940 S. 84th Street
Lincoln, NE 68506



We ("Glenbrook Life") have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this prospectus. The SAI's table of contents appears at the end of this Prospectus.

The SEC maintains an Internet Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information. You may also read and copy any of these documents at the SEC's public reference room in Washington, D.C. Please call 1-800-SEC-0330 for further information on the operation of the public reference room.

The Contract has 11 investment alternatives: 2 fixed account options -- standard and Dollar Cost Averaging (both pay a guaranteed minimum rate of interest), and 9 sub-accounts of the Glenbrook Life Scudder Variable Account (A). Money you direct to a sub-account is invested in a single portfolio of the Scudder Variable Series I or Scudder Variable Series II. The 9 Scudder portfolios we offer through the sub-accounts under this Contract are:

SCUDDER VARIABLE SERIES I                                . Growth and Income Portfolio
  . Balanced Portfolio
                                                         . International Portfolio
  . Bond Portfolio
                                                         . Money Market Portfolio
  . Capital Growth Portfolio
                                                         . 21st Century Growth Portfolio
  . Global Discovery Portfolio


SCUDDER VARIABLE SERIES II
  . Growth Portfolio




VARIABLE ANNUITY CONTRACTS INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

.. The investment performance of the portfolios in which the sub-accounts invest will vary.

.. We do not guarantee how any of the portfolios will perform.

.. The Contract is not a deposit or obligation of any bank, and no bank endorses or guarantees the Contract.

.. Neither the U.S. Government nor any federal agency insures your investment in the Contract.

Please read this Prospectus carefully before investing, and keep it for future reference. It contains important information about the Scudder Horizon Advantage Variable Annuity Contract.


                                        1 PROSPECTUS

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Contract is designed to aid you in long-term financial planning. It is available to individuals, as well as to certain group and individual retirement plans. You may also purchase the Contract for use as an Individual Retirement Annuity that qualifies for special federal income tax treatment ("IRA").

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE SCUDDER VARIABLE SERIES I AND SCUDDER VARIABLE SERIES II.


                                        2 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
GLOSSARY                         4
--------------------------------------------------------------------------------
HIGHLIGHTS                       5
--------------------------------------------------------------------------------
  The Contract                    5
--------------------------------------------------------------------------------
  Right to Cancel                 5
--------------------------------------------------------------------------------
  How to Invest                   6
--------------------------------------------------------------------------------
  Investment Alternatives         6
--------------------------------------------------------------------------------
  Transfers Among Investment Alternatives 7
--------------------------------------------------------------------------------
  Fees and Expenses               7
--------------------------------------------------------------------------------
  Access to Your Money            7
--------------------------------------------------------------------------------
  Death Benefit                   7
--------------------------------------------------------------------------------
  Income Payments                 7
--------------------------------------------------------------------------------
  Inquiries                      7
--------------------------------------------------------------------------------
EXPENSE TABLE                     9
--------------------------------------------------------------------------------
  Condensed Financial Information 10
--------------------------------------------------------------------------------
CALCULATION OF YIELD AND TOTAL RETURNS 11
--------------------------------------------------------------------------------
  Yields and Standard Total Return 11
--------------------------------------------------------------------------------
  Other Performance Data          11
--------------------------------------------------------------------------------
GLENBROOK LIFE AND THE VARIABLE ACCOUNT 12
--------------------------------------------------------------------------------
  Glenbrook Life and Annuity Company 12
--------------------------------------------------------------------------------
  The Variable Account            12
--------------------------------------------------------------------------------
THE FUNDS                         13
--------------------------------------------------------------------------------
  Scudder Variable Series I       13
--------------------------------------------------------------------------------
  Scudder Variable Series II      13
--------------------------------------------------------------------------------
  Investment Adviser for the Funds 14
--------------------------------------------------------------------------------
THE FIXED ACCOUNT OPTIONS         15
--------------------------------------------------------------------------------
  General Description             15
--------------------------------------------------------------------------------
  Standard Fixed Account Option   15
--------------------------------------------------------------------------------
  The Dollar Cost Averaging Fixed Account Option 15
--------------------------------------------------------------------------------
PURCHASING THE CONTRACT           16
--------------------------------------------------------------------------------
  Purchasing the Contract         16
--------------------------------------------------------------------------------
  Right to Cancel                 16
--------------------------------------------------------------------------------
  Crediting Your First Purchase Payment 16
--------------------------------------------------------------------------------
  Allocating Your Purchase Payments 16
--------------------------------------------------------------------------------
  Accumulation Units              16
--------------------------------------------------------------------------------
  Accumulation Unit Value         16
--------------------------------------------------------------------------------
TRANSFERS                        17
--------------------------------------------------------------------------------
  Telephone Transfers             17
--------------------------------------------------------------------------------
  Dollar Cost Averaging           17
--------------------------------------------------------------------------------
  Automatic Portfolio Rebalancing 18
--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY              19
--------------------------------------------------------------------------------
  Withdrawals                    19
--------------------------------------------------------------------------------
ANNUITY INCOME PAYMENTS           20
--------------------------------------------------------------------------------
  Payout Start Date for Income Payments 20
--------------------------------------------------------------------------------
  Variable Income Payments        20
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
  Fixed Income Payments           20
--------------------------------------------------------------------------------
  Annuity Transfers               20
--------------------------------------------------------------------------------
  Income Plans                    20
--------------------------------------------------------------------------------
DEATH BENEFITS                    21
--------------------------------------------------------------------------------
  Death Benefit Amount            21
--------------------------------------------------------------------------------
  Enhanced Death Benefit Rider    23
--------------------------------------------------------------------------------
EXPENSES                         23
--------------------------------------------------------------------------------
  Deductions from Purchase Payments 23
--------------------------------------------------------------------------------
  Withdrawal Charge               23
--------------------------------------------------------------------------------
  Contract Maintenance Charge     23
--------------------------------------------------------------------------------
  Administrative Expense Charge   24
--------------------------------------------------------------------------------
  Mortality and Expense Risk Charge 24
--------------------------------------------------------------------------------
  Taxes                          24
--------------------------------------------------------------------------------
  Transfer Charges                24
--------------------------------------------------------------------------------
  Fund Expenses                   24
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS               25
--------------------------------------------------------------------------------
  Introduction                   25
--------------------------------------------------------------------------------
TAXATION OF VARIABLE ANNUITIES IN GENERAL 25
--------------------------------------------------------------------------------
  Tax Deferral                    25
--------------------------------------------------------------------------------
  Non-natural Owners              25
--------------------------------------------------------------------------------
  Diversification Requirements    25
--------------------------------------------------------------------------------
  Ownership Treatment             25
--------------------------------------------------------------------------------
  Taxation of Partial and Full Withdrawals 26
--------------------------------------------------------------------------------
  Taxation of Annuity Payments    26
--------------------------------------------------------------------------------
  Taxation of Annuity Death Benefits 26
--------------------------------------------------------------------------------
  Penalty Tax on Premature Distributions 26
--------------------------------------------------------------------------------
  Aggregation of Annuity Contracts 27
--------------------------------------------------------------------------------
  Income Tax Withholding         27
--------------------------------------------------------------------------------
  Tax Qualified Contracts        27
--------------------------------------------------------------------------------
GENERAL MATTERS                   31
--------------------------------------------------------------------------------
  Owner                          31
--------------------------------------------------------------------------------
  Beneficiary                    31
--------------------------------------------------------------------------------
  Assignments                    31
--------------------------------------------------------------------------------
  Delay of Payments               31
--------------------------------------------------------------------------------
  Modification                   31
--------------------------------------------------------------------------------
  Customer Inquiries              31
--------------------------------------------------------------------------------
DISTRIBUTION OF THE CONTRACTS     32
--------------------------------------------------------------------------------
VOTING RIGHTS                     32
--------------------------------------------------------------------------------
GENERAL PROVISIONS                32
--------------------------------------------------------------------------------
  Legal Proceedings               32
--------------------------------------------------------------------------------
  Financial Statements            32
--------------------------------------------------------------------------------
  Legal Matters                   32
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS 33
--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION   34
--------------------------------------------------------------------------------


                                        3 PROSPECTUS

GLOSSARY
--------------------------------------------------------------------------------

For your convenience, we are providing a glossary of the special terms we use in this Prospectus.

ACCUMULATION PERIOD -- The period that begins when we issue your Contract and ends when you receive annuity income payments. During the accumulation period, earnings accumulate on a tax-deferred basis.

ACCUMULATION UNIT -- The measurement we use to calculate the value of each sub-account at the end of each Valuation Period.

ACCUMULATION UNIT VALUE -- The value of each accumulation unit that is calculated on each Valuation Date. Each sub-account of the Variable Account has its own accumulation unit value

ANNUITANT -- The person(s) you identify whose life we use to determine the amount and duration of annuity income payments. You may name joint annuitants at the time you select an income plan.

BENEFICIARY -- The person(s) you select to receive the benefits of the Contract if no Owner is living.

CONTRACT ANNIVERSARY -- Each anniversary of the issue date.

CONTRACT VALUE -- The total value of your Contract. It is equal to the value you have accumulated under the Contract in the sub-accounts of the Variable Account plus your value in the fixed account options.

CONTRACT YEAR -- A period of 12 months that starts on the issue date of your Contract or on any 12 month anniversary of that date.

FIXED ACCOUNT OPTIONS -- Two options to which you can direct your money under the Contract that provide a guarantee of principal and minimum interest. The fixed account options are the Dollar Cost Averaging fixed account option ("DCA Account") and the standard fixed account option. Fixed account assets are our general account assets.

FUNDS -- The Scudder Variable Series I and Scudder Variable Series II are open-end diversified management investment companies composed of portfolios in which the sub-accounts invest.

INCOME PERIOD -- The period that begins on the Payout Start Date during which you will receive income payments under the income plan you choose.

INCOME PLAN -- The plan you choose under which we will pay annuity income payments to you after the Payout Start Date based on the money you accumulate in the Contract. You can choose whether the dollar amount of the payments you receive will be fixed, or will vary with the investment results of the sub-accounts in which you are invested at that time, or whether you receive a combination of fixed and variable payments.

INVESTMENT ALTERNATIVES -- The sub-accounts of the Variable Account and the two fixed account options -- standard and Dollar Cost Averaging.

ISSUE DATE -- The date we issue your Contract. We measure Contract Years and Contract Anniversaries from the issue date.

PAYOUT START DATE -- The date on which we apply your money to provide annuity income payments.

PORTFOLIO -- A separate investment portfolio of the Fund in which a sub-account of the Variable Account invests.

QUALIFIED CONTRACTS -- Contracts issued under plans that qualify for special federal income tax treatment under Sections 401(a), 403(a), 403(b), 403A, 408 and 408A of the Internal Revenue Code.

SUB-ACCOUNT -- A subdivision of the Variable Account that invests exclusively in shares of a single portfolio of the Fund. The investment performance of each sub-account is linked directly to the investment performance of the portfolio in which it invests

VALUATION DATE -- Each day on which we value the assets in the sub-accounts. This is each day that the New York Stock Exchange ("NYSE") is open for trading. We are open for business on each day the NYSE is open.

VALUATION PERIOD -- The period between Valuation Dates that begins as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time) on one Valuation Date and ends as of the close of regular trading on the next Valuation Date.

VARIABLE ACCOUNT -- Glenbrook Life Scudder Variable

Account (A), a separate investment account composed of sub-accounts that we established to receive and invest purchase payments paid under the Contract.

WE, US, OUR, GLENBROOK LIFE, THE COMPANY -- Glenbrook Life and Annuity Company.

YOU, YOUR, THE OWNER -- The person having the privileges of ownership stated in the Contract.


                                        4 PROSPECTUS

HIGHLIGHTS
--------------------------------------------------------------------------------

These highlights provide only a brief overview of the more important features of the Contract. More detailed information about the Contract appears later in this Prospectus. Please read this Prospectus carefully.


THE CONTRACT
The Contract provides a way for you to invest on a "tax-deferred" basis in the fixed account options and in the Scudder portfolios through the sub-accounts of the Variable Account. "Tax-deferred" means that the earnings and appreciation on the money in your Contract are not taxed until either you take money out by a full or partial cash withdrawal or by annuitizing the Contract, or until we pay the death benefit.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement. The tax-deferral feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

The Contract is a contract between you, the Owner, and Glenbrook Life, a life insurance company. As the Owner, you may exercise all of the rights and privileges provided to you by the Contract.

If you die, any surviving Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. If the Owner is a grantor trust, the Owner will be considered a non-natural person for purposes of the Death of Owner and Death of Annuitant provisions of your Contract.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Owner.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue code. Qualified plans may limit or modify your rights and privileges under the contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Tax Qualified Contracts" on page 27.

Like all deferred annuity contracts, the Contract has two phases: the "accumulation period" and the "income period." During the accumulation period, you can allocate money to any combination of investment alternatives; any earnings are tax-deferred. The income period begins on the Payout Start Date. The money you can accumulate during the accumulation period, as well as the annuity income option you choose, will determine the dollar amount of any income payments you receive.

The Contract is a "variable" annuity because the value of your Contract will go up or down depending on the investment performance of the sub-accounts in which you invest. If you select a variable income plan, the amount of your annuity payments in the variable plan will depend on the investment performance of the sub-accounts in which you invest. You bear the entire investment risk for your investments in the sub-accounts.

You can also direct money to the fixed account options. We guarantee interest, as well as principal, on money placed in the fixed account options


RIGHT TO CANCEL
You may return your Contract for a refund within 20 days or such longer period as your state requires after you receive it. As permitted by applicable federal or state law, the amount of the refund will be the total purchase payments you paid, plus or minus any gains or losses on the amounts you invested in the sub-accounts, including the deduction of mortality and expense risk charges and administrative expense charges. We determine the value of the refund as of the date the Contract is returned to us. We will pay the refund within 7 days after we receive the Contract. The Contract will then be deemed void. In some states you may have more than 20 days, or receive a refund of the amount of your purchase payments.

If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. The Annuitant must be a natural person. If the Owner is a natural person, you may change the Annuitant at any time prior to the Payout Start Date. You may designate a joint Annuitant, prior to the Payout Start Date, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

(i) the youngest Owner; otherwise,

(ii) the youngest Beneficiary.


BENEFICIARY
The Beneficiary is the person selected by the Owner who may, in accordance with the terms of the Contract, elect to receive the death benefits or become the new Owner, if the sole surviving Owner dies before the Payout Start Date. If the sole surviving Owner dies after the Payout


                                        5 PROSPECTUS

Start Date, the Beneficiaries will receive any guaranteed income payments scheduled to continue.

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. Beneficiaries will receive any guaranteed income payments scheduled to continue, or the right to elect to receive a death benefit or become the new Owner in the following order of classes: the primary Beneficiary is the Beneficiary(ies) who is first entitled to receive benefits under the Contract upon the death of the sole surviving Owner; the contingent Beneficiary is the Beneficiary(ies) entitled to receive benefits under the Contract when all primary Beneficiaries predecease the sole surviving Owner. You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change. You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Each change is subject to any payment made by us or any other action we take before we accept the change.

If no named Beneficiary is a natural person or if you did not name a Beneficiary, the Beneficiary will be:

.. your spouse or, if he or she is no longer living,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-natural person, all Beneficiaries will be considered to be non-natural persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases you, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If more than one Beneficiary shares in the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective proceeds. Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk. Each Beneficiary will exercise all rights related to his or her share, including the sole right to select an income plan option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Income Plan chosen by the original Beneficiary.


HOW TO INVEST
You can purchase a Contract for $2,500 or more ($2,000 for Qualified Contracts). You may make additional payments at any time during the accumulation period. Send your payments to:

MAILING ADDRESS
  Scudder Horizon Advantage
  Customer Service Center
  PO Box 80469
  Lincoln, NE 68501-0469

OVERNIGHT MAILING ADDRESS:
  Scudder Horizon Advantage
  Customer Service Center
  2940 S. 84th Street
  Lincoln, NE 68506


INVESTMENT ALTERNATIVES
You can invest your money in any of the following portfolios of the Scudder Variable Series I and Scudder Variable Series II, by directing your payments or transfers into the corresponding sub-accounts:

  Balanced
  Bond
  Capital Growth
  Global Discovery
  Growth
  Growth and Income
  International
  Money Market
  21st Century Growth

Each sub-account invests exclusively in shares of one portfolio of the Funds. Each portfolio's assets are held separately from the other portfolios and each portfolio has separate investment objectives and policies. The attached prospectus for each Fund more fully describes the portfolios. Deutsche Investment Management Americas Inc. is the investment adviser for the portfolios.The value of your investment in the sub-accounts will fluctuate daily based on the investment results of the portfolios in which you invest, and on the fees and charges deducted. You bear investment risk on amounts you invest.

You may also direct all or a portion of your money to two fixed account options: the standard fixed account option and/or the Dollar Cost Averaging fixed account option ("DCA Account") and receive a guaranteed rate of return. Money you place in the standard fixed account will earn interest for one year periods at a fixed rate that is guaranteed by us never to be less than 3.5%.


                                        6 PROSPECTUS

Purchase payments you place in the DCA Account will earn interest at an annual rate of at least 3.5%. The payments, plus interest, will be transferred out of the DCA Account within a year in equal monthly installments and placed in the sub-accounts and standard fixed account in the percentages you designate. You may not transfer money into the DCA Account from another investment alternative.


TRANSFERS AMONG INVESTMENT ALTERNATIVES
You have the flexibility to transfer assets within your Contract. At any time during the accumulation period, you may transfer amounts among the sub-accounts and between the standard fixed account option and any sub-account. Transfers cannot be made into the DCA Account.

We currently do not impose a charge for any transfers. In the future, we may impose a $10 charge after the twelfth transfer in a Contract Year. We may restrict fixed account transfers. You may want to enroll in the Dollar Cost Averaging program or in the Automatic Portfolio Rebalancing program.


FEES AND EXPENSES
We do not take any deductions from purchase payments at the time you buy the Contract. You invest the full amount of each purchase payment in one or more of the investment alternatives.

We deduct two charges daily: a mortality and expense risk charge, equal on an annual basis to no more than 0.40% of the money you have invested in the sub-accounts, and an administrative expense charge, equal on an annual basis to no more than 0.30% of the money you have invested in the sub-accounts. If you select the Enhanced Death Benefit Rider, the daily mortality and expense risk charge is equal on an annual basis to no more than 0.50% of the money you have invested in the sub-accounts.

We will deduct state premium taxes, which currently range from 0% to 3.5%, if you fully withdraw all of your Contract's value, if we pay out death benefit proceeds, or when you begin to receive annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

The portfolios deduct daily investment charges from the amounts you have invested in the portfolios. These charges currently range from 0.45% to 1.22% annually, depending on the portfolio. See the Expense Table in this Prospectus and the prospectus for the Fund.


ACCESS TO YOUR MONEY
You may withdraw all or part of your Contract Value at any time during the accumulation period. The minimum amount you can withdraw is $50. Full or partial withdrawals are available under limited circumstances on or after the Payout Start Date. If your Contract's balance after a partial withdrawal would be less than $1,000, we will treat the withdrawal as a full withdrawal.

We do not deduct any withdrawal charges for Qualified Contracts issued under Internal Revenue Code ("Code") Section 403(b), certain restrictions apply. Withdrawals taken prior to annuitization (referred to in this prospectus as the Income Period) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.


DEATH BENEFIT
We will pay a death benefit before the Payout Start Date on any Owner's death or, if the Owner is not a natural person, on the annuitant's death.

The death benefit amount will be the greater of:

.. The total value of your Contract on the date we determine the death benefit;
  and

.. The total purchase payments you made to the Contract, less any prior withdrawals and premium taxes.

If you select the enhanced death benefit rider, then the death benefit will be the greater of:

.. The death benefit amount, as stated above, or

.. The value of the Enhanced Death Benefit, described later in this Prospectus.

If you do not take any withdrawals or make any purchase payments, the Enhanced Death Benefit will be the greatest value of your Contract on any Contract Anniversary.


INCOME PAYMENTS
The Contract allows you to choose when to begin receiving periodic income payments. You may choose among several income plans to fit your needs. You may receive income payments for a specific period of time or for life (either single or joint life), with or without a guaranteed number of payments.

You may choose to have income payments come from the fixed account, one or more of the sub-accounts, or both. If you choose to have any part of the payments come from the sub-accounts, the dollar amount of the income payments you receive may go up or down, depending on the investment performance of the portfolios you invest in at that time.


                                        7 PROSPECTUS

INQUIRIES
If you need additional information, please contact us at:Scudder Horizon Advantage Customer Service Center
P.O. Box 80469 Lincoln, NE 68501-0469
(800) 242-4402 (Scudder Direct) (800) 257-9576 (AARP Investment Program Members)

OVERNIGHT MAILING ADDRESS:

Scudder Horizon Advantage
Customer Service Center
2940 S. 84th Street
Lincoln, NE 68506


                                        8 PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The Expense Table illustrates the current expenses and fees under the Contract, as well as the Portfolios' fees and expenses for the 2002 calendar year. The purpose of this table is to help you understand the various costs and expenses that you will pay directly and indirectly. The Fund has provided the information on the Fund's expenses.


CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases                                   None
-------------------------------------------------------------------------------
Deferred Sales Charge                                             None
-------------------------------------------------------------------------------
Surrender Fee                                                     None
-------------------------------------------------------------------------------
Transfer Fee                                                      (1)
-------------------------------------------------------------------------------


The next tables describe the fees and expenses that you will pay periodically during the time you own the Contract, not including Portfolio fees and expenses.

Annual Records Maintenance Charge                                               N o n e
                                                                                *




-----------------------------------------------------------------------------------------


VARIABLE ACCOUNT EXPENSES
(AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE VARIABLE ACCOUNT)

WITH THE ENHANCED DEATH BENEFIT

Mortality and Expense Risk Charge/(2)/                                   0.50%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.30%
-------------------------------------------------------------------------------
Total Variable Account Annual Expenses                                   0.80%
-------------------------------------------------------------------------------

WITHOUT THE ENHANCED DEATH BENEFIT

Mortality and Expense Risk Charge/(2)/                                   0.40%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.30%
-------------------------------------------------------------------------------
Total Variable Account Annual Expenses                                   0.70%
-------------------------------------------------------------------------------


  /(1) /We do not impose a transfer charge. We may in the future assess a $10 charge after the 12/th/ transfer in a Contract Year. We do not count transfers due to Dollar Cost Averaging and Automatic Portfolio Rebalancing as transfers.

/ (2) /If you receive variable periodic income payments, we will assess the mortality and expense risk charge during the payout phase of the Contract.

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

ANNUAL PORTFOLIO EXPENSES
--------------------------------------------------------------------------------
                                 Minimum                      Maximum
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees and                   0.43%                    1.19%
other expenses)
--------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2002.


                                     9 PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment, and

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period and, elected the Enhanced Death Benefit Rider with total Variable Account expenses of 0.80%

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below, because of variations in a Portfolio's expense ratio from year to year.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                       1  Year         3 Years        5 Years          10 Years
---------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual         $204            $    630      $1,082           $2,333
Portfolio Expenses
---------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual         $126            $    392      $  679           $1,496
Portfolio Expenses
---------------------------------------------------------------------------------------------------



EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                            1  Year         3 Years        5 Years          10 Years
----------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio           $204            $    630      $1,082           $2,333
Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio           $126            $    392      $  679           $1,496
Expenses
----------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.



CONDENSED FINANCIAL INFORMATION

Condensed financial information for the sub-accounts is included at the end of this Prospectus.


                                       10 PROSPECTUS

CALCULATION OF YIELD AND TOTAL RETURNS
--------------------------------------------------------------------------------


YIELDS AND STANDARD TOTAL RETURNS
We may advertise the yields and standard average annual total returns for the sub-accounts. These figures will be based on historical earnings and are not intended to indicate future performance.

Yields and standard total returns include all charges and expenses you would pay under the Contract -- the mortality and expense risk charge (0.40% for Contracts with the standard death benefit; 0.50% for Contracts with the Enhanced Death Benefit) and an administrative expense charge of 0.30%.

The yield of the Money Market sub-account refers to the annualized investment income that an investment in the sub-account generates over a specified seven-day period. The effective yield of the Money Market sub-account is calculated in a similar way but, when annualized, we assume that the income earned by the investment has been reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

The yield of a sub-account (except the Money Market sub-account) refers to the annualized income that an investment in the sub-account generates over a specified thirty-day period.

The average annual total return of a sub-account assumes that an investment has been held in the sub-account for certain periods of time including the period measured from the date the sub-account began operations. We will provide the average annual total return for each sub-account that has been in operation for 1, 5, and 10 years, or the period since inception if less. The total return quotations will represent the average annual compounded rates of return that an initial investment of $1,000 would earn as of the last day of the 1, 5 and 10 year periods or the period since inception.

The yield and total return calculations are not reduced by any premium taxes. Applying premium taxes will reduce the yield and total return of a Contract.

For additional information regarding yield and total return calculations, please refer to the SAI.


OTHER PERFORMANCE DATA
We may disclose average annual total return in non-standard formats and cumulative total return. This means that the data may be presented for different time periods and different dollar amounts.

We may also present historic performance data for the portfolios since their inception reduced by all fees and charges you would pay under the Contract -- the mortality and expense risk charge (0.40% for Contracts with the standard death benefit; 0.50% for Contracts with the Enhanced Death Benefit) and an administrative expense charge of 0.30%.

Such adjusted historic performance includes data that precedes the inception dates of the sub-accounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

We will only disclose non-standard performance data if we also disclose the standard performance data. For additional information regarding the calculation of other performance data, please refer to the SAI.

Advertising, sales literature, and other communications may compare the expense and performance data for the Contract and each sub-account with other variable annuities tracked by independent services such as Lipper Analytical Services, Inc., Morningstar and the Variable Annuity Research Data Service. These services monitor and rank the performance and expenses of variable annuity issuers on an industry-wide basis. We may also make comparisons using other indices that measure performance, such as Standard & Poor's 500 Composite or the Dow Jones Industrial Average. Unmanaged indices may assume reinvestment of dividends but do not deduct administrative and management costs and expenses.

We may report other information including the effect of tax-deferred compounding on a sub-account's returns, illustrated by tables, graphs, or charts. Tax-deferred compounding can lead to substantial long-term accumulation of assets, if the portfolio's investment experience is positive. Sales literature, advertisements or other reports may refer to A.M. Best's, Moody's and Standard & Poor's ratings of Glenbrook Life as an insurance company.


                                       11 PROSPECTUS

GLENBROOK LIFE AND THE VARIABLE ACCOUNT
--------------------------------------------------------------------------------


GLENBROOK LIFE AND ANNUITY COMPANY
Glenbrook Life and Annuity Company (we, us, Glenbrook Life) issues the Contract. We are a stock life insurance company that was organized under the laws of the State of Illinois in 1992 and redomesticated as a corporation under the laws of Arizona on December 28, 1998. We were originally organized under the laws of Indiana in 1965. From 1965 to 1983 we were known as "United Standard Life Assurance Company" and from 1983 to 1992 we were known as "William Penn Life Assurance Company of America." We are licensed to operate in Puerto Rico, the District of Columbia and all states except New York. We intend to market the Contract in those jurisdictions in which we are licensed to operate. Our main headquarters is located at 3100 Sanders Road, Northbrook, Illinois 60062.

We are a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. The Allstate Corporation owns all of the outstanding capital stock of Allstate.

We entered into a reinsurance agreement with Allstate Life, effective September 1, 1993. Under the reinsurance agreement, fixed account purchase payments are automatically transferred to Allstate Life and become invested with the assets of Allstate Life. Allstate Life accepts 100% of the liability under such contracts. However, the obligations of Allstate Life under the reinsurance agreement are to us. We remain the sole obligor under the Contract to the Owners.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+ rating to Glenbrook due to the reinsurance with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Glenbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT
We established the Glenbrook Life Scudder Variable

Account (A) as a separate investment account on August 26, 1998 under Illinois law. The Variable Account became subject to Arizona law when we redomesticated on December 28, 1998. The Variable Account receives and invests purchase payments made under the Contracts. We may offer other variable annuities for which the Variable Account may receive and invest payments.

Under Arizona law, the assets of the Variable Account are held separately from our other assets. That portion of the assets of the Variable Account equal to the reserves and other Contract liabilities with respect to the Variable Account is not chargeable with liabilities arising out of any other business Glenbrook Life may conduct. The income, gains and losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account, without regard to other income, gains or losses of Glenbrook Life. The obligations under the Contracts are obligations of Glenbrook Life.

The Variable Account is divided into sub-accounts. Each sub-account invests exclusively in shares of one of the portfolios of the Scudder Variable Series I or Scudder Variable Series II. We may add additional sub-accounts in the future, some of which may be available under other variable annuity contracts. We also reserve the right to discontinue sub-accounts in the future.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") and meets the definition of a "separate account" under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account, the Fund, or Glenbrook Life by the SEC.


                                       12 PROSPECTUS

THE FUNDS
--------------------------------------------------------------------------------

The Variable Account invests exclusively in shares of the Scudder Variable Series I and Scudder Variable Series II (the "Funds"). The Funds are registered with the SEC under the 1940 Act as open-end, diversified management investment companies.

The Funds are designed to provide an investment vehicle for variable annuity contracts and variable life insurance policies.

The general public may not purchase shares of the portfolios in which the sub-accounts invest ("underlying portfolios"). The investment objectives and policies of the underlying portfolios may be similar to those of other portfolios and mutual funds managed by the same investment adviser that are sold directly to the public. You should not expect that the investment results of other portfolios would be similar to those of the underlying portfolios.


SCUDDER VARIABLE SERIES I
The sub-accounts invest exclusively in Class A shares of the following portfolios of the Fund:

  Balanced
  Bond
  Capital Growth
  Global Discovery
  Growth and Income
  International
  Money Market
  21/st/ Century Growth


SCUDDER VARIABLE SERIES II
  The sub-accounts invest in shares of the following portfolio of the Fund:

  Growth

Each portfolio represents, in effect, a separate mutual fund with its own distinct investment objectives and policies. The gains or losses of one portfolio have no effect on another portfolio's investment performance

The investment objectives and policies of the portfolios available under the Contract are summarized below:

PORTFOLIO:                    EACH PORTFOLIO SEEKS
----------------------------------------------------------------------------------------
Balanced                      a balance of growth and income, and also long-term
                             preservation of capital
----------------------------------------------------------------------------------------
Bond                          to invest for a high-level of income consistent with a
                              high quality portfolio of debt securities
----------------------------------------------------------------------------------------
Capital Growth                to maximize long-term capital growth
----------------------------------------------------------------------------------------
Global Discovery              above average capital appreciation over the long term
----------------------------------------------------------------------------------------
Growth and Income             long-term growth of capital
----------------------------------------------------------------------------------------
International                 long-term growth of capital, current income and growth of
                              income
----------------------------------------------------------------------------------------
Growth                        long-term growth of capital
----------------------------------------------------------------------------------------
                               to maintain the stability of capital and, consistent
Money Market                  therewith, to maintain the liquidity of capital and to
                             provide current income
----------------------------------------------------------------------------------------
21st Century Growth           long-term growth of capital
----------------------------------------------------------------------------------------


There can be no assurance that any portfolio will achieve its objective.

The Scudder Variable Series I and Scudder Variable Series II prospectuses contain more complete information about the portfolios, including a description of the risks involved in investing in each portfolio. A COPY OF THE FUNDS' PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS. YOU SHOULD READ THE FUNDS' PROSPECTUSES CAREFULLY BEFORE YOU INVEST.


                                       13 PROSPECTUS

INVESTMENT ADVISER FOR THE FUNDS
Deutsche Investment Management Americas Inc. (the "Adviser") is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. The Adviser manages daily investments and business affairs of the Funds, subject to the policies established by the Trustees of the Funds.


                                       14 PROSPECTUS

THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

Amounts you allocate or transfer to the fixed account options become part of our general account. Because of exemptive and exclusionary provisions, we have not registered interests in the general account under either the Securities Act of 1933 ("1933 Act") or the 1940 Act. Neither the general account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and, as a result, the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, disclosures regarding the fixed account may be subject to the provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The general account includes all of our general assets, except those assets segregated in separate accounts such as the Variable Account. Unlike the Variable Account, all assets in the general account are subject to the general liabilities of our business operations. We bear the full investment risk for all amounts contributed to the general account. We have the sole discretion to invest the general account's assets, subject to applicable law. Amounts you direct into the fixed account options do not share in the investment experience of our general account.


GENERAL DESCRIPTION
We guarantee that we will credit daily interest to the money you direct to the fixed account. The daily interest will equal or exceed the minimum guaranteed rate of 3.5%. We may declare higher or lower interest rates in the future. We determine interest rates at our sole discretion. We have no specific formula for determining fixed account interest rates. Amounts allocated to the fixed account options are not charged the Variable Account asset based charges of 0.70% (0.80% if you elect the Enhanced Death Benefit Rider).


STANDARD FIXED ACCOUNT OPTION
Money you direct to the standard fixed account option earns interest at a declared rate for one year. The declared rate is the current rate in effect at the time of your allocation or transfer. Once declared, the rate is guaranteed for 12 months. As each one year period expires, we will declare a renewal rate. On or about the end of each one year period, we will notify you of the new interest rate(s). It will not be less than the 3.5% guaranteed rate found in the Contract. We may declare more than one interest rate for different monies you have in the standard fixed account option based upon the date of your allocation or transfer into the standard fixed account.

You may allocate all or a portion of your premium payment to the standard fixed account option. You may withdraw or transfer your money from the standard fixed account option at any time on a first-in, first-out basis. If you withdraw money from the standard fixed account, you will receive the amount you requested, minus any applicable premium taxes and tax withholding.


THE DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
You may allocate all or a portion of your purchase payments to the Dollar Cost Averaging fixed account option (the "DCA Account"). Each purchase payment you place in the DCA Account will earn interest for up to one year at a declared rate of interest. The declared rate will be the current rate in effect at the time you direct your purchase payment into the DCA Account. The rate will never be less than 3.5%.

Each purchase payment you direct into the DCA Account, and interest earned on that payment, will be transferred out of the DCA Account in equal monthly installments within one year. You can select fewer than 12 monthly transfers, but you may not select more than 12. At the end of 12 months from the date of your allocation to the DCA Account, we will transfer any remaining portion of the purchase payment and interest in the DCA Account to the Money Market sub-account.

You must specify the investment alternatives that will receive the monthly installments. You must also specify the percentage (whole percentages only, totaling 100%) of each monthly installment that each investment alternative should receive.

You can only put money into the DCA Account when you make purchase payments. You may not transfer funds into the DCA Account from other investment alternatives.


                                       15 PROSPECTUS

PURCHASING THE CONTRACT
--------------------------------------------------------------------------------


PURCHASING THE CONTRACT
You may purchase the Contract with a first purchase payment of $2,500 or more ($2,000 for a Qualified Contract). We will issue the Contract if the annuitant and contract owner are age 90 or younger as of the date we receive the completed application. The first payment is the only payment we require you to make under the Contract. There are no requirements on how much to pay or how many payments to make. You decide the amount of each payment. You may add money to your Contract automatically through Automatic Additions. We may limit the dollar amount of purchase payments we will accept in the future.


RIGHT TO CANCEL
You may return your Contract to us for a refund within 20 days after you receive it, or such longer period as your state requires. As permitted by applicable federal or state law, the amount of the refund will be the total purchase payments you paid, plus or minus any investment gains or losses including the deduction of mortality and expense risk charges and administrative expense charges on the amounts you invested in the sub-accounts from the date of the allocation through the date we determine the refund. You will receive a full refund of the amounts you allocated to the fixed account options. We determine the value of the refund as of the date we receive the refunded Contract. We will pay the refund within 7 days after we receive the Contract. The Contract will then be deemed void. In some states you may have more than 20 days. If your state requires us to refund premium payments, your refund will equal the entire amount of the premium payments you paid. If your Contract is qualified under
Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.


CREDITING YOUR FIRST PURCHASE PAYMENT
When we receive a properly completed application with your first payment, we will credit that payment to the Contract within two business days of receiving the payment. If we receive an incomplete application, then we will credit the payment within two business days of receiving the completed application. If, for any reason, we do not credit the payment to your account within five business days, then we will immediately return the payment to you. You may, after receiving notice of our delay, specifically request that we do not return the payment. We reserve the right to reject any application.

We will credit all additional payments to your Contract at the close of the Valuation Period in which we receive the payment.


ALLOCATING YOUR PURCHASE PAYMENTS
On the application, you instruct us how to allocate your purchase payments among the investment alternatives. You must allocate your payments to the investment alternative either in whole percentages (from 0% to 100% totaling 100%) or in whole dollars (totaling the entire dollar amount of your payment). Unless you send us written notice of a change, we will allocate each additional payment you make according to the instructions for the previous purchase payment. Any change in allocation instructions will be effective at the time we receive the notice in good order.


ACCUMULATION UNITS
Each purchase payment you allocate to the sub-accounts will be credited to the Contract as accumulation units. For example, if you make a $10,000 purchase payment to the Money Market Sub-Account when its accumulation unit value equals $10, then we will credit 1,000 accumulation units for the Money Market Sub-Account to your Contract. The Variable Account, in turn, will purchase $10,000 worth of shares of the Money Market Portfolio of the Fund.


ACCUMULATION UNIT VALUE
Each sub-account values its accumulation units separately. The value of accumulation units will change for each Valuation Period according to the investment performance of the shares of the portfolio held by each sub-account and the deduction of certain expenses and charges.

The value of an accumulation unit in a sub-account for any Valuation Period equals the value of the accumulation unit as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor for that sub-account for the current Valuation Period. The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Date, in the value of sub-account assets per accumulation unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge.

You should expect the value of your Contract to change daily to reflect the investment experience of the portfolios in which you are invested through the sub-accounts, any interest earned on the fixed account options, and the deduction of certain expenses and charges.


                                       16 PROSPECTUS

TRANSFERS
--------------------------------------------------------------------------------

You may transfer your Contract's value among investment alternatives before the Payout Start Date, subject to the following restrictions. You may make transfers among all the investment alternatives at any time, except you may not make transfers into the DCA Account. Transfers from the standard fixed account option are taken out on a first-in, first-out basis.

We reserve the right to assess a $10 charge on each transfer after the twelfth transfer in a Contract Year. We presently waive this charge. We reserve the right to waive transfer restrictions. Transfers to or from more than one investment alternative on the same day are treated as one transfer. Transfers through Dollar Cost Averaging and Automatic Portfolio Rebalancing do not count as transfers.

After the Payout Start Date, transfers among sub-accounts or from a variable amount income payment to a fixed amount income payment may be made only once every six months and may not be made during the first six months following the Payout Start Date. After the Payout Start Date, transfers out of a fixed amount income payment are not permitted.


TRADING LIMITATIONS
For Contracts issued on or after December 1, 2000, in any Contract Year, we reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


TELEPHONE TRANSFERS
We accept telephone transfer requests at (800) 242-4402 (Scudder Direct) or
(800) 257-9576 (AARP Investment Program Members) if we receive them by 3:00 p.m., Central Time. We will not accept telephone transfer requests received at any other telephone number or after 3:00 p.m., Central Time.

Telephone transfer requests received before 3:00 p.m., Central Time are effected at the next computed accumulation unit value for the sub-accounts involved. If the NYSE closes early (i.e. before 3:00 p.m. Central Time), or if it closes for a period of time, but then reopens for trading on the same day, we will process telephone transfer requests at the close of the NYSE on that particular day.

We use procedures that we believe provide reasonable assurance that telephone transfers are authorized by the proper persons. We may tape telephone conversations with persons who claim to authorize the transfer and we may request identifying information from such persons. We disclaim any liability for losses resulting from telephone transfers if the claim is that the transfer was not properly authorized. However, if we do not take reasonable steps to help ensure that such authorizations are valid, then we may be liable for such losses.


EXCESSIVE TELEPHONE TRANSFER TRADING LIMITS
We reserve the right to limit the number of telephone transfers among the sub-accounts in any Contract year, or to refuse any sub-account telephone transfer request, if:

.. we believe, in our sole discretion, that excessive telephone transfer trading by such Contract owner or owners, or a specific transfer request or group of transfer requests may have a detrimental effect on the Accumulation Unit Values of any sub-account or the share prices of the corresponding Portfolio or would be to the disadvantage of other Contract owners; or

.. we are informed by one or more of the corresponding Portfolio that they intend to restrict the purchase or redemption of Portfolio shares because of excessive telephone transfer trading or because they believe that a specific telephone transfer or groups of telephone transfers would have a detrimental effect on the prices of Portfolio shares.

At any time we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automatic means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access.
 Among other things, we reserve the right to limit the number of such transfers among the Variable Sub-Accounts in any Contract year, or to refuse any Variable Sub-Account transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.


DOLLAR COST AVERAGING
Before the Payout Start Date, you may make transfers automatically through Dollar Cost Averaging (DCA). DCA permits you to transfer a specified amount in equal


                                       17 PROSPECTUS
monthly installments from the one year fixed DCA Account or any sub-account to any of the sub-accounts. DCA may also be used to transfer amounts from a sub-account to the standard fixed account. There is no charge for participating in the DCA program. DCA transfers do not count towards the twelve free transfers allowed during each Contract Year.

By transferring a set amount on a regular schedule, instead of transferring the total amount at one particular time, you may reduce the risk of investing in the underlying portfolio only when the price is high. Participating in the DCA program does not guarantee a profit and it does not protect against a loss if market prices decline.


AUTOMATIC PORTFOLIO REBALANCING
Transfers may be made automatically through Automatic Portfolio Rebalancing before the Payout Start Date. If you elect Automatic Portfolio Rebalancing, then we will rebalance all of your money allocated to the sub-accounts to your desired allocations on a quarterly basis. Each quarter, money will be transferred among sub-accounts to achieve the desired allocation.

Unless you send us written notice of a change, the desired allocation will be the allocation you first selected. The new allocation will be effective with the first rebalancing that occurs after we receive the written request. We are not responsible for rebalancing that occurs before our receipt of your written request.

Transfers made though Automatic Portfolio Rebalancing are not counted toward the twelve free transfers permitted per Contract Year. Any money you have allocated to the fixed account options will not be included in the rebalancing.


                                       18 PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


WITHDRAWALS
You may withdraw all or part of your Contract Value at any time before the Payout Start Date and before the Owner's death (or the annuitant's death if the Owner is not a natural person). Full or partial withdrawals are available under limited circumstances on or after the Payout Start Date.

The amount you may withdraw is the full Contract Value next computed after we receive the request for a withdrawal, minus any applicable federal and state withholding or premium taxes. We do not deduct any withdrawal charges from a full or partial withdrawal.

We will pay withdrawals from the Variable Account within seven days of receiving the request, unless we delay payments for reasons specified below in "Delay of Payments."

To complete a partial withdrawal from the Variable Account, we will redeem accumulation units in an amount equal to the withdrawal and any applicable premium taxes. You must name the investment alternatives from which you want to make the withdrawal. If you do not name an investment alternative, we will not honor the incomplete withdrawal request.

If any portion of the withdrawal is to be taken from the standard fixed account option, then the amount requested will be deducted on a first-in, first-out basis.

The minimum amount you may withdraw is $50. If your Contract Value after a partial withdrawal would be less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. Before terminating any Contract whose value has been reduced by partial withdrawals to less than $1,000, we will inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract Value to the contractual minimum of $1,000. If we terminate your Contract we will pay out the entire Contract Value, minus any applicable federal withholding taxes and state premium taxes. We may waive these withdrawal restrictions.

You may take partial withdrawals automatically through Systematic Withdrawals on a monthly, quarterly, semi-annual or annual basis. You may request Systematic Withdrawals of $50 or more at any time before the Payout Start Date. We may prohibit Systematic Withdrawals if you also elect Dollar Cost Averaging.

If you have a valid telephone transfer request form on file with us, then you may make a partial withdrawal by telephone. We calculate the Contract Value we will pay you at the price next computed after we receive your withdrawal request. We will pay you the amount you request within seven days of when we receive your request. Unless you elect in writing not to have federal income taxes withheld, we, by law, must withhold taxes from the taxable portion of the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Income Period) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3 described below). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.


                                       19 PROSPECTUS

ANNUITY INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE FOR INCOME PAYMENTS
The Payout Start Date is the day that we apply your money to an income plan under the Contract. You may change the Payout Start Date at any time by sending us written notice at least 30 days before the scheduled Payout Start Date. The Payout Start Date must be:

.. at least one month after the issue date; and

.. no later than the day the annuitant reaches age 90, or the 10th Contract
  Anniversary, if later.

The dollar amount of the income payments may be variable, fixed, or both. The method of calculating the first annuity payment is different for the two types of payments.


VARIABLE INCOME PAYMENTS
The dollar amount of variable income payments depends upon:

.. the investment experience of the sub-accounts you select,

.. any premium taxes due,

.. the age and sex of the annuitant, and

.. the income plan you chose.

We guarantee that the amount of the income payment will not be affected by actual mortality experience and the amount of our administration expenses. Your Contract contains income payment tables that provide for different benefit payments to men and women of the same age (except in states which require unisex annuity tables). Nevertheless, in accordance with the U.S. Supreme Court's decision in Arizona Governing Committee v. Norris, in certain employment-related situations, annuity tables that do not vary on the basis of sex will be used.

The total income payments we will pay to you may be more or less than the total of the purchase payments you paid to us because:

.. variable income payments will vary with the investment results of the underlying portfolios, and

.. annuitants may live longer than, or not as long as, expected.

The income plan option selected will affect the dollar amount of each annuity payment.

Income payments are determined based on an assumed investment rate, the investment performance of the portfolios in which the sub-accounts you select invest, and the deduction of certain fees and charges. If the actual net investment experience of the sub-accounts is less than the assumed investment rate, then the dollar amount of the income payments will decrease. If the net investment experience equals the assumed investment rate, then the dollar amount of the income payments will stay level. If the net investment experience exceeds the assumed investment rate, then the dollar amount of the income payments will increase. The assumed investment rate under the Contract is 3%. For more information on how variable income payments are determined, see the SAI.


FIXED INCOME PAYMENTS
If you choose to have any portion of your annuity income payments come from the fixed account, the payment amount will be fixed for the duration of the income plan and guaranteed by us. We calculate the dollar amount of the fixed income payment by applying the portion of the Contract Value in the fixed account on the Payout Start Date minus any applicable premium tax, to the value from the income payment table in your Contract. We will pay you a higher amount if we are offering it at that time.


ANNUITY TRANSFERS
After the Payout Start Date, you may not make any transfer from the fixed account. You may transfer amounts between sub-accounts, or from the variable income payment to the fixed income payment starting six months after the Payout Start Date. Transfers may be made once every six months thereafter.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 591/2 , may be subject to an additional 10% federal tax penalty.


INCOME PLANS
The income plans offered under the Contract include:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. We will make payments for as long as the annuitant lives. If the annuitant dies before the selected number of guaranteed payments have been made, then we will continue to pay the remainder of the guaranteed payments to the beneficiary.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. We will make payments for as long as either the annuitant or joint annuitant, named at the time of income plan selection, lives. If both the annuitant and the joint annuitant die before the selected number of guaranteed payments have been made, then we will continue to pay the remainder of the guaranteed payments to the beneficiary.

INCOME PLAN 3 -- GUARANTEED NUMBER OF PAYMENTS. We will make payments for a specified number of months beginning on the Payout Start Date. These payments do not depend on the annuitant's life. The guaranteed number of months may range from 60 to 360. The mortality and expense risk charge will be deducted from


                                       20 PROSPECTUS

Variable Account assets supporting these payments even though we do not bear any mortality risk.

You may change the income plan until 30 days before the Payout Start Date. If you chose an income plan which depends on the annuitant or joint annuitant's life, then we will require proof of age before income payments begin. Applicable premium taxes will be deducted.

If you do not select an income plan, then we will make income payments in accordance with Income Plan 1, Life Income with Guaranteed Payments, for 120 months. Other income plans may be available upon request at our discretion. We currently use sex-distinct annuity tables. However, if Congress or the states pass legislation, then we reserve the right to use income payment tables that do not distinguish on the basis of sex. Special rules and limitations may apply to certain Qualified Contracts.

If the Contract Value to be applied to an income plan is less than $2,000 or the monthly payments determined under the income plan are less than $20, then we may pay the Contract Value, minus any applicable taxes, in a lump sum or we may change the payment frequency to an interval that results in income payments of at least $20.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1) any Owner dies, or

2) the Annuitant dies and an Owner is not a natural person

We will pay the death benefit to the new Owner who is determined immediately after the death. The new Owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Owner.


DEATH BENEFIT AMOUNT
For Contracts issued before May 1, 2002, prior to the Payout Start Date, the death benefit is equal to the greater of:

1) the sum of all purchase payments less any prior withdrawals and premium taxes, or

2) the Contract Value as of the date we determine the death benefit.

For Contracts issued on or after May 1, 2002, the death benefit will be the greater of 1 or 2 above if we receive a complete request for payment of the death benefit within 180 days of the date of death. If we do not receive a complete request for settlement of the death benefit within180 days of the date of death, the death benefit is equal to the greater of:

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value.

The "Settlement Value" is the Contract Value, less any applicable charges and taxes. We reserve the right to extend on a non-discriminatory basis, the 180-day period in which the death benefit will equal the greater of the sum of all purchase payments less any prior withdrawals and premium taxes, or the Contract Value as of the date we determine the death benefit. This right applies only to the amount payable as the death benefit and in no way restricts when a claim may be filed.

We will determine the value of the death benefit at the end of the Valuation Period during which we receive a complete request for payment of the death benefit. A complete request must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.

In addition to the above alternatives, upon purchase of the Contract, if the oldest Owner and annuitant are age 75 or younger as of the date we receive the completed application, then the oldest Owner can select the Enhanced Death Benefit Rider.


DEATH OF OWNER
If you die before the Payout Start Date, the following options apply:

1. If your spouse is the sole surviving Owner, or is the sole Beneficiary if there is no surviving Owner; your spouse may:

  a. elect to receive the death benefit in a lump sum; or

   b. elect to receive the death benefit paid out under one of the Income Plans subject to the following conditions:

  The Payout Start Date must be within one year of your date of death. Income payments must be payable:

     i. over the life of your spouse; or

     ii. for a guaranteed number of payments but not to exceed the life expectancy of your spouse. A limit of 5 to 50 years applies to Contracts issued on or after May 1, 2002;  or

     iii. over the life of your spouse with a guaranteed number of payments but not to exceed the life expectancy of your spouse. A limit of 5 to 30 years applies to Contracts issued on or after May 1, 2002.


                                       21 PROSPECTUS

   c. If your spouse does not elect one of these options, the Contract will continue in Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:

  On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit.

  Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the sub-accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those sub-accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the fixed account options will be allocated to the money market sub-account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   i. transfer all or a portion of the excess among the sub-accounts;

  ii. transfer all or a portion of the excess into the standard fixed account option; or

  iii. transfer all or a portion of the excess into a combination of sub-accounts and the standard fixed account option.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in the Contract.

Only one spousal continuation is allowed under the Contract.

2. If the new Owner is not your spouse but is a natural person the new Owner may:

     a. elect to receive the death proceeds in a lump sum; or

     b. elect to receive the death benefit paid out under one of the Income Plans, subject to the following conditions:

  The Payout Start Date must be within one year of your date of death. Income payments must be payable:

      i. over the life of the new Owner; or

      ii. for a guaranteed number of payments but not to exceed the life expectancy of the new Owner. A limit of 5 to 50 years applies to Contracts issued on or after May 1, 2002; or

      iii. over the life of the new Owner with a guaranteed number of payments but not to exceed the life expectancy of the new Owner. A limit of 5 to 30 years applies to Contracts issued on or after May 1, 2002.

     c. If the new Owner does not elect one of the options above, then the new Owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit.
 Unless otherwise instructed by the new Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market sub-account. Thereafter, the new Owner may exercise all rights as set forth in the Transfers section during this 5 year period. No additional purchase payments may be added to the Contract under this election.

We reserve the right to offer additional options upon the death of the Owner.

 If the new Owner dies prior to the complete liquidation of the Contract Value, then the new Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract
Value. This amount must be liquidated as a lump sum within 5 years of the date of the original Owner's death.

3. If the new Owner is a corporation or other type of non-natural person:

     a. The new Owner may elect to receive the death benefit in a lump sum; or

     b. If the new Owner does not elect the option above, then the new Owner must receive the Contract Value payable within 5 years of your date of death.
 On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit.
 Unless otherwise instructed by the new Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market sub-account. Thereafter, the new Owner may exercise all rights as set forth in the Transfers section.

During this 5 year period no additional purchase payments may be added to the Contract under this election. We reserve the right to make additional options available to the new Owner upon the death of the Owner.

If any new Owner is a non-natural person, all new Owners will be considered to be non-natural persons for the above purposes. Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Owner from the date of your death to the date on which the death benefit is paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Owner dies prior to the Payout Start Date, the following apply:

1. If the Owner is a natural person, then the Contract will continue with a new Annuitant, who will be:


                                       22 PROSPECTUS

     a. the youngest Owner; otherwise

     b. the youngest Beneficiary.

2. If the Owner is a non-natural person:

     a. The Owner may elect to receive the death benefit in a lump sum; or

     b. If the Owner does not elect the option above, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market sub-account. Thereafter, the Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. We reserve the right to make additional options available to the Owner upon the death of the Annuitant.

Under any of these options, all ownership rights are available to the non-natural Owner from the date of the Annuitant's death to the date on which the death benefit is paid.


ENHANCED DEATH BENEFIT RIDER
If the Owner is a living individual and that Owner dies, then the Enhanced Death Benefit applies only for the death of such Owner. If an Owner is not a living individual, then the Enhanced Death Benefit applies only for the annuitant's death.

If you select this Rider, then the death benefit will be the greater of:

.. the death benefit amount, as stated above, or

.. the value of the Enhanced Death Benefit.

On the issue date, the Enhanced Death Benefit is the initial purchase payment. After the issue date, the Enhanced Death Benefit is recalculated whenever you make a purchase payment, take a withdrawal, or on the Contract Anniversary as follows:

.. For purchase payments, the Enhanced Death Benefit equals the most recently calculated Enhanced Death Benefit plus the purchase payment

.. For withdrawals, the Enhanced Death Benefit equals the most recently calculated Enhanced Death Benefit reduced by the amount of the withdrawal.

.. On each Contract Anniversary, the Enhanced Death Benefit equals the greater of the Contract Value or the most recently calculated Enhanced Death Benefit.

If you do not take any withdrawals or make any purchase payments, the Enhanced Death Benefit will be the greatest value of your Contract on any Contract Anniversary on or before the date we calculate the death benefit.

We will recalculate the Enhanced Death Benefit for purchase payments, withdrawals and on Contract anniversaries until the oldest Owner, or the annuitant if the Owner is not a living individual, reaches age 80. After age 80, the Enhanced Death Benefit will be recalculated only for purchase payments and withdrawals.

We will determine the value of the death benefit at the end of the Valuation Period during which we receive a complete request for payment, including proof of death. We will not settle any death claim until we receive proof of death satisfactory to us.


EXPENSES
--------------------------------------------------------------------------------


DEDUCTIONS FROM PURCHASE PAYMENTS
We do not take any deductions from your purchase payments. Therefore, the full amount of every purchase payment is invested in the investment alternatives you select.


WITHDRAWAL CHARGE
There are no withdrawal charges under the Contract. We do not take withdrawal charges when you request a full or partial withdrawal. You may withdraw all or part of your Contract Value at any time before the earlier of the Payout Start Date or an Owner's death (if the Owner is not a natural person, the annuitant's death).


Withdrawals taken prior to annuitization (referred to in this prospectus as the Income Period) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

CONTRACT MAINTENANCE CHARGE
There is no Contract maintenance charge. We bear the maintenance costs. Maintenance costs include, but are not limited to:

.. expenses incurred in collecting purchase payments; keeping records;

.. processing death claims, cash withdrawals, and Contract changes;

.. calculating accumulation unit and annuity unit values; and

.. issuing reports to Owners and regulatory agencies.


                                       23 PROSPECTUS

ADMINISTRATIVE EXPENSE CHARGE
We deduct a daily administrative expense charge that equals, on an annual basis, 0.30% of the daily net assets you have allocated to the sub-accounts. This charge is designed to cover actual administrative expenses. The administrative charge does not necessarily equal the expenses we incur.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a daily mortality and expense risk charge that equals, on an annual basis, 0.40% of the average daily net assets you have allocated to the sub-accounts. We guarantee that the 0.40% rate will not increase over the Contract's life.

The mortality risk arises from our guarantee to cover all death benefits and to make income payments in accordance with the income plan you select. The expense risk arises from the possibility that the administrative expense charge, which is guaranteed not to increase, will not be enough to cover actual administrative expenses.

If you select the Enhanced Death Benefit Rider, then we will deduct an additional mortality and expense risk charge equal, on an annual basis, to 0.10% of the daily net assets you have allocated to the sub-accounts. This results in a total annual mortality and expense risk charge of 0.50% of daily net assets in the sub-accounts.

We guarantee that the 0.50% rate for the Enhanced Death Benefit Rider will not increase over your Contract's life. For amounts allocated to the Variable Account, we deduct the mortality and expense risk charge during the accumulation and income periods of the Contract.


TAXES
We deduct applicable state premium taxes or other taxes relative to the Contract (collectively referred to as "premium taxes") at the Payout Start Date or when a total withdrawal occurs. Current premium tax rates range from 0 to 3.50%. We reserve the right to deduct premium taxes from the purchase payments even where the premium taxes are assessed at the Payout Start Date or upon total withdrawal.

At the Payout Start Date, we will deduct the charge for premium taxes from each investment alternative in the proportion that your value in that investment alternative bears to your total Contract Value.


TRANSFER CHARGES
We do not deduct transfer charges. However, in the future, we may assess a $10 charge on each transfer after the twelfth transfer in a Contract Year. This excludes transfers through Dollar Cost Averaging and Automatic Portfolio Rebalancing. We presently waive this charge.


FUND EXPENSES
The portfolios deduct investment charges from the amounts you have invested in the portfolios. A complete description of the expenses and deductions from the portfolios may be found in the Fund's prospectus. The Fund's prospectus accompanies this Prospectus.


                                       24 PROSPECTUS

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF GLENBROOK LIFE AND
ANNUITY COMPANY
Glenbrook Life is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (the "Code"). Since the Variable Account is not an entity separate from Glenbrook Life, and its operations form a part of Glenbrook Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Glenbrook Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Glenbrook Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Glenbrook Life does not intend to make provisions for any such taxes. If Glenbrook Life is taxed on investment income or capital gains of the Variable Account, then Glenbrook Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Glenbrook Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions To The Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Glenbrook Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department


                                       25 PROSPECTUS
announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook

Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract Owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.




PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:


                                       26 PROSPECTUS

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Glenbrook Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Glenbrook Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Glenbrook Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;


                                       27 PROSPECTUS

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

Glenbrook Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Glenbrook Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA or Qualified Plan under which the decedent's surviving spouse is the beneficiary. Glenbrook Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA or Qualified Plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Glenbrook Life reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (only applies for IRAs),

.. made for qualified higher education expenses (only applies for IRAs), and


                                       28 PROSPECTUS

.. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Glenbrook Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Glenbrook Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Glenbrook Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)

Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract


                                       29 PROSPECTUS
in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Glenbrook Life is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


                                       30 PROSPECTUS

GENERAL MATTERS
--------------------------------------------------------------------------------


OWNER
The Owner ("you") has the sole right to exercise all rights and privileges under the Contract, except as otherwise provided in the Contract. Both a nonnatural and natural person cannot jointly own the Contract.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


BENEFICIARY
Subject to the terms of any irrevocable beneficiary designation, you may change the beneficiary at any time by sending us written notice. Any change will be effective at the time you sign the notice, whether or not the annuitant is living when we receive the change. We will not be liable for any payment or settlement made before we receive the written notice.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.

Unless otherwise provided in the beneficiary designation, if a beneficiary predeceases the Owner and there are no other surviving beneficiaries, then the new beneficiary will be the Owner's spouse. If the spouse predeceases the Owner then the new beneficiary will be the Owner's living children (in equal shares). If all are deceased, then the Owner's estate will be the new beneficiary.

Multiple beneficiaries may be named. Unless otherwise provided in the beneficiary designation, if more than one beneficiary survives the Owner, then the surviving beneficiaries will share equally in any amounts due.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment alternatives are subject to investment risk.


ASSIGNMENTS
No owner has a right to assign any interest in a Contract as collateral or security for a loan. The Owner may assign annuity income payments under the Contract before the Payout Start Date. No beneficiary may assign benefits under the Contract until they are due. We will not be bound by an assignment unless it is signed by the assignor and filed with us. We are not responsible for the validity of an assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments.


DELAY OF PAYMENTS
Payment of any amounts due from the Variable Account under the Contract will be made within seven days, unless:

.. The NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is otherwise restricted;

.. An emergency exists as defined by the SEC; or

.. The SEC permits delay for the protection of the Owners.

Payments or transfers from the fixed account may be delayed for up to 6 months.


MODIFICATION
We cannot modify the Contract without your consent, except:

.. to make the Contract meet the requirements of the 1940 Act

.. to make the Contract comply with any changes in the Code; or

.. to make any changes required by the Code or by any other applicable law.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


CUSTOMER INQUIRIES
If you would like additional information, please contract a representative of Glenbrook Life or call us at:

  Scudder Horizon Advantage
  Customer Service Center
  P.O. Box 80469 Lincoln, NE 68501-0469
  (800) 242-4402 (Scudder Direct) (800) 257-9576 (AARP Investment Program
  Members)

OVERNIGHT MAILING ADDRESS:

  Scudder Horizon Advantage
  Customer Service Center
  2940 S. 84th Street
  Lincoln, NE 65806


                                       31 PROSPECTUS

DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------

ALFS, Inc. ("ALFS"), 3100 Sanders Road, Northbrook, Illinois, a wholly owned subsidiary of Allstate Life Insurance Company, acts as the principal underwriter of the Contracts. ALFS is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD.

ALFS has contracted with Scudder Distribution, Inc. ("Scudder") for Scudder's services in connection with the distribution of the Contracts. Scudder is registered with the SEC as a broker-dealer under the 1934 Act and is a member of the NASD. Individuals directly involved in the sale of the Contracts are registered representatives of Scudder and appointed licensed agents of Glenbrook

Life. The principal address of Scudder is 222 South Riverside Plaza, Chicago, Illinois 60606.

The underwriting agreement with ALFS provides for indemnification of ALFS by us for liability to Owners arising out of services rendered or Contracts issued.


VOTING RIGHTS
--------------------------------------------------------------------------------

The Owner or anyone with a voting interest in a sub-account may instruct us on how to vote at Fund shareholder meetings. We will solicit and cast each vote according to the procedures set up by a Fund and to the extent required by law. We reserve the right to vote the eligible shares in our own right, if subsequently permitted by the 1940 Act, its regulations or interpretations thereof.

We will vote Fund shares for which no timely instructions were received in proportion to the voting instructions which we receive with respect to all Contracts participating in that sub-account. We will apply voting instructions to abstain on a pro-rata basis to reduce the votes eligible to be cast.

Before the Payout Start Date, you hold the voting interest in the sub-account. We will determine the number of your votes by dividing your Contract's value in the sub-account by the net asset value per share of the applicable portfolio.

After the Payout Start Date, the person receiving variable income payments has the voting interest and the votes decrease as income payments are made and the reserves for the Contract decrease. That person's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable sub-account by the net asset value per share of the corresponding eligible portfolio.


GENERAL PROVISIONS
--------------------------------------------------------------------------------


LEGAL PROCEEDINGS
From time to time we are involved in pending and threatened litigation in the normal course of our business in which claims for monetary damages are asserted. Management, after consultation with legal counsel, does not anticipate the ultimate liability arising from such pending or threatened litigation to have a material effect on our financial condition.


FINANCIAL STATEMENTS
Our financial statements and the financial statements of the Variable Account are included in the SAI.


LEGAL MATTERS
Michael J. Velotta, General Counsel of Glenbrook Life, has passed upon all matters of state law pertaining to the Contracts, including the validity of the Contracts and our right to issue such Contracts under state insurance law.


                                       32 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
REINVESTMENT
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
PERFORMANCE DATA
--------------------------------------------------------------------------------
  Money Market Sub-Account Yields
--------------------------------------------------------------------------------
  Other Sub-Account Yields
--------------------------------------------------------------------------------
STANDARDIZED TOTAL RETURNS
--------------------------------------------------------------------------------
OTHER PERFORMANCE DATA
--------------------------------------------------------------------------------
  Cumulative Total Returns
--------------------------------------------------------------------------------
  Adjusted Historical Portfolio Total Returns
--------------------------------------------------------------------------------
  Without the Enhanced Death Benefit
--------------------------------------------------------------------------------
  With the Enhanced Death Benefit
--------------------------------------------------------------------------------
INCOME PAYMENTS
--------------------------------------------------------------------------------
  Calculation of Variable Annuity Unit Values
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Types of Qualified Plans
--------------------------------------------------------------------------------
  IRAs
--------------------------------------------------------------------------------
  Roth IRAs
--------------------------------------------------------------------------------
  Simplified Employee Pension Plans
--------------------------------------------------------------------------------
  Savings Incentive Match Plans for Employees
--------------------------------------------------------------------------------
  (SIMPLE Plans)
--------------------------------------------------------------------------------
  Tax Sheltered Annuities
--------------------------------------------------------------------------------
  Corporate and Self Employed Pension and Profit Sharing Plans
--------------------------------------------------------------------------------
  State and Local Government and Tax Exempt Organizations
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                                       33 PROSPECTUS

APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following condensed financial information shows Accumulation Unit Values for each year since the sub-account started operation. Accumulation Unit Value is the unit we use to calculate the value of your interest in a sub-account. Accumulation Unit Value does not reflect the deduction of certain charges that we subtract from your Contract Value. The data is obtained from the audited financial statements of the Variable Account that can be found in the SAI.

WITHOUT THE ENHANCED DEATH BENEFIT OPTION*


BALANCED SUB-ACCOUNT
                        ACCUMULATION UNIT
                          VALUE AT THE      ACCUMULATION UNIT
                        BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                              YEAR              THE YEAR         OUTSTANDING AT THE END OF THE YEAR
----------------------------------------------------------------------------------------------------
         2002                $11.039             $ 9.310                      220,758
----------------------------------------------------------------------------------------------------
         2001                $11.835             $11.039                      246,995
----------------------------------------------------------------------------------------------------
         2000                $12.164             $11.835                      245,975
----------------------------------------------------------------------------------------------------
         1999                $10.622             $12.164                      176,670
----------------------------------------------------------------------------------------------------
        1998**               $10.000             $10.622                        1,848
----------------------------------------------------------------------------------------------------



BOND SUB-ACCOUNT

                        ACCUMULATION UNIT
                          VALUE AT THE      ACCUMULATION UNIT
                        BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                              YEAR              THE YEAR         OUTSTANDING AT THE END OF THE YEAR
----------------------------------------------------------------------------------------------------
         2002                $11.332             $12.114                       87,874
----------------------------------------------------------------------------------------------------
         2001                $10.792             $11.332                      119,097
----------------------------------------------------------------------------------------------------
         2000                $ 9.830             $10.792                       81,335
----------------------------------------------------------------------------------------------------
         1999                $ 9.994             $ 9.830                       33,053
----------------------------------------------------------------------------------------------------
        1998**               $10.000             $ 9.994                          806
----------------------------------------------------------------------------------------------------


CAPITAL GROWTH SUB-ACCOUNT

                          ACCUMULATION UNIT
                            VALUE AT THE      ACCUMULATION UNIT
                          BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                                YEAR              THE YEAR         OUTSTANDING AT THE END OF THE YEAR
------------------------------------------------------------------------------------------------------
          2002                 $10.304             $ 7.245                      164,845
------------------------------------------------------------------------------------------------------
          2001                 $12.867             $10.304                      191,213
------------------------------------------------------------------------------------------------------
          2000                 $14.381             $12.867                      183,859
------------------------------------------------------------------------------------------------------
          1999                 $10.709             $14.381                      116,096
------------------------------------------------------------------------------------------------------
         1998**                $10.000             $10.709                          752
------------------------------------------------------------------------------------------------------


GLOBAL DISCOVERY SUB-ACCOUNT

                            ACCUMULATION UNIT
                              VALUE AT THE      ACCUMULATION UNIT
                            BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                                  YEAR              THE YEAR         OUTSTANDING AT THE END OF THE YEAR
--------------------------------------------------------------------------------------------------------
           2002                  $12.596             $10.021                       62,795
--------------------------------------------------------------------------------------------------------
           2001                  $16.823             $12.596                       72,939
--------------------------------------------------------------------------------------------------------
           2000                  $17.887             $16.823                       70,051
--------------------------------------------------------------------------------------------------------
           1999                  $10.858             $17.887                       22,009
--------------------------------------------------------------------------------------------------------
          1998**                 $10.000             $10.858                            -
--------------------------------------------------------------------------------------------------------




                                       34 PROSPECTUS

GROWTH AND INCOME SUB-ACCOUNT

                                ACCUMULATION UNIT
                         VALUE AT THE ACCUMULATION UNIT
                             BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                                   YEAR              THE YEAR         OUTSTANDING AT THE END OF THE YEAR
---------------------------------------------------------------------------------------------------------
           2002                   $ 9.063             $ 6.918                      132,207
---------------------------------------------------------------------------------------------------------
           2001                   $10.289             $ 9.063                      143,299
---------------------------------------------------------------------------------------------------------
           2000                   $10.584             $10.289                      146,339
---------------------------------------------------------------------------------------------------------
           1999                   $10.047             $10.584                       96,973
---------------------------------------------------------------------------------------------------------
          1998**                  $10.000             $10.047                          803
---------------------------------------------------------------------------------------------------------


INTERNATIONAL SUB-ACCOUNT


                        ACCUMULATION UNIT
                          VALUE AT THE      ACCUMULATION UNIT
                        BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                              YEAR              THE YEAR         OUTSTANDING AT THE END OF THE YEAR
----------------------------------------------------------------------------------------------------
         2002                $ 8.501             $ 6.891                       54,002
----------------------------------------------------------------------------------------------------
         2001                $12.382             $ 8.501                       95,092
----------------------------------------------------------------------------------------------------
         2000                $15.924             $12.382                       93,846
----------------------------------------------------------------------------------------------------
         1999                $10.378             $15.924                       61,817
----------------------------------------------------------------------------------------------------
        1998**               $10.000             $10.378                            -
----------------------------------------------------------------------------------------------------



GROWTH SUB-ACCOUNT****

                        ACCUMULATION UNIT
                          VALUE AT THE      ACCUMULATION UNIT
                        BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                              YEAR              THE YEAR         OUTSTANDING AT THE END OF THE YEAR
----------------------------------------------------------------------------------------------------
         2002                $ 8.436             $ 5.913                       82,842
----------------------------------------------------------------------------------------------------
         2001                $11.070             $ 8.436                       98,980
----------------------------------------------------------------------------------------------------
         2000                $13.536             $11.070                       84,207
----------------------------------------------------------------------------------------------------
       1999***               $10.000             $13.536                       23,676
----------------------------------------------------------------------------------------------------



MONEY MARKET SUB-ACCOUNT

                        ACCUMULATION UNIT
                          VALUE AT THE      ACCUMULATION UNIT
                        BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                              YEAR              THE YEAR         OUTSTANDING AT THE END OF THE YEAR
----------------------------------------------------------------------------------------------------
         2002                $11.390             $11.479                      199,600
----------------------------------------------------------------------------------------------------
         2001                $11.039             $11.390                      383,210
----------------------------------------------------------------------------------------------------
         2000                $10.464             $11.039                      319,420
----------------------------------------------------------------------------------------------------
         1999                $10.035             $10.464                       89,890
----------------------------------------------------------------------------------------------------
        1998**               $10.000             $10.035                        3,111
----------------------------------------------------------------------------------------------------


21ST CENTURY GROWTH SUB-ACCOUNT

                                ACCUMULATION UNIT
                         VALUE AT THE ACCUMULATION UNIT
                               BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                                     YEAR              THE YEAR         OUTSTANDING AT THE END OF THE YEAR
-----------------------------------------------------------------------------------------------------------
            2002                    $10.324             $ 6.000                       39,761
-----------------------------------------------------------------------------------------------------------
            2001                    $13.518             $10.324                       63,777
-----------------------------------------------------------------------------------------------------------
            2000                    $17.584             $13.518                       73,620
-----------------------------------------------------------------------------------------------------------
           1999***                  $10.000             $17.584                        9,838
-----------------------------------------------------------------------------------------------------------




                                       35 PROSPECTUS

* The accumulation unit value in the tables reflect a mortality and expense risk charge of 0.40% and an administrative expense charge of 0.30%

** From commencement of the Sub-account on November 30, 1998.

***From commencement of the Sub-account on May 3, 1999.

**** On May 1, 2001 the Fund in which this Variable Sub -Account invests merged into the Growth Portfolio of the Scudder Variable Series II. We have made a corresponding change in the name of the Sub-Account that invests in that Fund.



WITH THE ENHANCED DEATH BENEFIT OPTION*


BALANCED SUB-ACCOUNT
                        ACCUMULATION UNIT
                          VALUE AT THE      ACCUMULATION UNIT
                        BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                              YEAR              THE YEAR         OUTSTANDING AT THE END OF THE YEAR
----------------------------------------------------------------------------------------------------
         2002                $11.005             $ 9.271                       82,930
----------------------------------------------------------------------------------------------------
         2001                $11.810             $11.005                       89,310
----------------------------------------------------------------------------------------------------
         2000                $12.150             $11.810                       73,488
----------------------------------------------------------------------------------------------------
         1999                $10.621             $12.150                       39,727
----------------------------------------------------------------------------------------------------
        1998**               $10.000             $10.621                            -
----------------------------------------------------------------------------------------------------



BOND SUB-ACCOUNT

                        ACCUMULATION UNIT
                          VALUE AT THE      ACCUMULATION UNIT
                        BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                              YEAR              THE YEAR         OUTSTANDING AT THE END OF THE YEAR
----------------------------------------------------------------------------------------------------
         2002                $11.297             $12.064                       20,920
----------------------------------------------------------------------------------------------------
         2001                $10.770             $11.297                       34,346
----------------------------------------------------------------------------------------------------
         2000                $ 9.819             $10.770                        4,112
----------------------------------------------------------------------------------------------------
         1999                $ 9.993             $ 9.819                        3,220
----------------------------------------------------------------------------------------------------
        1998**               $10.000             $ 9.993                            -
----------------------------------------------------------------------------------------------------


CAPITAL GROWTH SUB-ACCOUNT

                          ACCUMULATION UNIT
                            VALUE AT THE      ACCUMULATION UNIT
                          BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                                YEAR              THE YEAR         OUTSTANDING AT THE END OF THE YEAR
------------------------------------------------------------------------------------------------------
          2002                 $10.272             $ 7.216                       59,341
------------------------------------------------------------------------------------------------------
          2001                 $12.840             $10.272                       85,985
------------------------------------------------------------------------------------------------------
          2000                 $14.366             $12.840                       83,099
------------------------------------------------------------------------------------------------------
          1999                 $10.708             $14.366                       52,287
------------------------------------------------------------------------------------------------------
         1998**                $10.000             $10.708                            -
------------------------------------------------------------------------------------------------------


GLOBAL DISCOVERY SUB-ACCOUNT

                            ACCUMULATION UNIT
                              VALUE AT THE      ACCUMULATION UNIT
                            BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                                  YEAR              THE YEAR         OUTSTANDING AT THE END OF THE YEAR
--------------------------------------------------------------------------------------------------------
           2002                  $12.557             $ 9.980                       32,346
--------------------------------------------------------------------------------------------------------
           2001                  $16.788             $12.557                       34,787
--------------------------------------------------------------------------------------------------------
           2000                  $17.867             $16.788                       36,312
--------------------------------------------------------------------------------------------------------
           1999                  $10.857             $17.867                        8,007
--------------------------------------------------------------------------------------------------------
          1998**                 $10.000             $10.857                            -
--------------------------------------------------------------------------------------------------------




                                       36 PROSPECTUS

GROWTH AND INCOME SUB-ACCOUNT

                                ACCUMULATION UNIT
                         VALUE AT THE ACCUMULATION UNIT
                             BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                                   YEAR              THE YEAR         OUTSTANDING AT THE END OF THE YEAR
---------------------------------------------------------------------------------------------------------
           2002                   $ 9.035             $ 6.890                       25,502
---------------------------------------------------------------------------------------------------------
           2001                   $10.628             $ 9.035                       27,913
---------------------------------------------------------------------------------------------------------
           2000                   $10.572             $10.628                       30,579
---------------------------------------------------------------------------------------------------------
           1999                   $10.046             $10.572                       34,057
---------------------------------------------------------------------------------------------------------
          1998**                  $10.000             $10.046                            -
---------------------------------------------------------------------------------------------------------


INTERNATIONAL SUB-ACCOUNT

                         ACCUMULATION UNIT
                           VALUE AT THE      ACCUMULATION UNIT
                         BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                               YEAR              THE YEAR         OUTSTANDING AT THE END OF THE YEAR
-----------------------------------------------------------------------------------------------------
         2002                 $ 8,474             $ 6.863                       35,208
-----------------------------------------------------------------------------------------------------
         2001                 $12.356             $ 8.474                       39,209
-----------------------------------------------------------------------------------------------------
         2000                 $15.907             $12.356                       37,432
-----------------------------------------------------------------------------------------------------
         1999                 $10.378             $15.907                       18,247
-----------------------------------------------------------------------------------------------------
        1998**                $10.000             $10.378                            -
-----------------------------------------------------------------------------------------------------


GROWTH SUB-ACCOUNT****

                        ACCUMULATION UNIT
                          VALUE AT THE      ACCUMULATION UNIT
                        BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                              YEAR              THE YEAR         OUTSTANDING AT THE END OF THE YEAR
----------------------------------------------------------------------------------------------------
         2002                $ 8.413             $ 5.892                       43,878
----------------------------------------------------------------------------------------------------
         2001                $11.051             $ 8.413                       33,799
----------------------------------------------------------------------------------------------------
         2000                $13.527             $11.051                       30,850
----------------------------------------------------------------------------------------------------
       1999***               $10.000             $13.527                        6,372
----------------------------------------------------------------------------------------------------



MONEY MARKET SUB-ACCOUNT

                        ACCUMULATION UNIT
                          VALUE AT THE      ACCUMULATION UNIT
                        BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                              YEAR              THE YEAR         OUTSTANDING AT THE END OF THE YEAR
----------------------------------------------------------------------------------------------------
         2002                $11.355             $11.432                       50,485
----------------------------------------------------------------------------------------------------
         2001                $11.016             $11.355                       58,335
----------------------------------------------------------------------------------------------------
         2000                $10.452             $11.016                       32,254
----------------------------------------------------------------------------------------------------
         1999                $10.035             $10.452                       14,201
----------------------------------------------------------------------------------------------------
        1998**               $10.000             $10.035                            -
----------------------------------------------------------------------------------------------------


21ST CENTURY GROWTH SUB-ACCOUNT

                                ACCUMULATION UNIT
                         VALUE AT THE ACCUMULATION UNIT
                               BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                                     YEAR              THE YEAR         OUTSTANDING AT THE END OF THE YEAR
-----------------------------------------------------------------------------------------------------------
            2002                    $10.296             $ 6.000                       39,761
-----------------------------------------------------------------------------------------------------------
            2001                    $13.496             $10.296                       41,764
-----------------------------------------------------------------------------------------------------------
            2000                    $17.573             $13.496                       37,685
-----------------------------------------------------------------------------------------------------------
           1999***                  $10.000             $17.573                        4,785
-----------------------------------------------------------------------------------------------------------





                                       37 PROSPECTUS

* The accumulation unit value in the tables reflect a mortality and expense risk charge of 0.50% and an administrative expense charge of 0.30%

** From commencement of the Sub-account on November 30, 1998.

***From commencement of the Sub-account on May 3, 1999.

****On May 1, 2001 the Fund in which this Variable Sub-Account invests merged into the Growth Portfolio of the Scudder Variable Series II. We have made a corresponding change in the name of the Sub-Account that invests in that Fund.






                                       38 PROSPECTUS

                       Statement of Additional Information

                                     For the

                   Scudder Horizon Advantage Variable Annuity

    Individual and Group Flexible Premium Variable Deferred Annuity Contracts

                                 Issued Through

                   Glenbrook Life Scudder Variable Account (A)

                                   Offered by

                       Glenbrook Life and Annuity Company
                             Customer Service Center
                                  PO Box 80469
                             Lincoln, NE 68501-0469

                                Overnight Address
                               2940 S. 84th Street
                                Lincoln, NE 68506

                             (800) 242-4402 (Scudder
                          Direct) (800) 257-9576 (AARP
                           Investment Program Members)


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Scudder Horizon Advantage Variable Annuity, a flexible premium variable deferred annuity (the "Contract") offered by Glenbrook Life and Annuity Company ( "Glenbrook Life", "Company", "we," "us"). We are a wholly owned subsidiary of Allstate Life Insurance Company.


   You may obtain a copy of the Prospectus dated May 1, 2003, by calling 1-800-242-4402 or writing to us at the address listed above.

       This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract.


                                Dated May 1, 2003


 Statement of Additional Information Table of Contents


ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
REINVESTMENT
THE CONTRACT
PURCHASE OF CONTRACTS
PERFORMANCE DATA
Money Market Sub-Account Yields
Other Sub-Account Yields
STANDARDIZED TOTAL RETURNS
OTHER PERFORMANCE DATA
      Cumulative Total Returns
      Adjusted Historical Portfolio Total Returns
      Without the Enhanced Death Benefit
      With the Enhanced Death Benefit
TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)
PREMIUM TAXES
TAX RESERVES
INCOME PAYMENTS
      Calculation of Variable Annuity Unit Values
GENERAL MATTERS
      Incontestability
      Settlements
      Safekeeping of the Variable Account's Assets
      Types of Qualified Plans
           IRAs
           Roth IRAs
           Simplified Employee Pension Plans
           Savings Incentive Match Plans for Employees
           (SIMPLE Plans)
           Tax Sheltered Annuities
           Corporate and Self-Employed Pension and Profit
           Sharing Plans
           State and Local Government and Tax-Exempt
           Organization
           Deferred Compensation Plans

EXPERTS
FINANCIAL STATEMENTS

              Additions, Deletions or Substitutions of Investments

     We retain the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Fund shares held by any sub-account. We also reserve the right to eliminate the shares of any of the Funds and to substitute shares of another portfolio of the Fund, or of another open-end, registered investment company, if the shares of the portfolio are no longer available for investment, or if, in our judgment, investment in any portfolio would become inappropriate in view of the purposes of the Variable Account.

     Substitutions of shares in a sub-account will not be made until you have been notified of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by the Investment Company Act of 1940 (the "Act"). Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.

     We may also establish additional sub-accounts of the Variable Account. Each additional sub-account would purchase shares in a new portfolio of the Fund or in another underlying Fund. New sub-accounts may be established when, in our sole discretion, marketing needs or investment conditions warrant. Any new sub-accounts offered in conjunction with the Contract will be made available to existing Owners as determined by the Company. We may also eliminate one or more sub-accounts if, in its sole discretion, marketing, tax or investment conditions so warrant.

     In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If deemed to be in the best interests of persons having voting rights under the policies, the Variable Account may be operated as a management company under the Act or it may be deregistered under the Act in the event registration is no longer required.




           Reinvestment

     All dividends and capital gains distributions from the portfolios are automatically reinvested in shares of the distributing portfolio at its net asset value.


 The Contract

Purchase of Contracts

     We offer the Contracts to the public through brokers licensed under the federal securities laws and state insurance laws. The Contracts are distributed through the principal underwriter for the Variable Account, ALFS, Inc., an affiliate of Glenbrook Life. The offering of the Contracts is continuous and we do not anticipate discontinuing the offering of the Contracts. However, we reserve the right to discontinue the offering of the Contracts.

Performance Data

From time to time the Variable Account may publish advertisements containing performance data relating to its sub-accounts. The performance data for the sub-accounts will always be accompanied by total return quotations. Performance figures used by the Variable Account are based on actual historical performance of its sub-accounts for specific periods, and the figures are not intended to indicate future performance.

The performance data based on periods before the date the Sub-Accounts began operations, when disclosed, are based on the performance of the Portfolios adjusted to reflect the level of Contract charges equal to those currently assessed against the Sub-Accounts. The Sub-Accounts and Portfolios commenced operations, as indicated:



          Sub-Account/Portfolio            Sub-Account           Portfolio
       ---------------------           --------------         ----------
           Bond                        November 30, 1998       July 16, 1985
           Balanced                    November 30, 1998       July 16, 1985
           Capital Growth              November 30, 1998       July 16, 1985
           International               November 30, 1998       May 1, 1987
           Growth and Income           November 30, 1998       May 2, 1994
           Global Discovery            November 30, 1998       May 1, 1996
           Growth(1)                   May 3, 1999             December 9, 1983
           21st Century Growth         May 3, 1999             May 3, 1999
           Money Market                November 30, 1998       July 7, 1985

          (1) Prior to May 1, 2001, the Growth Sub-Account was named the Large Company Growth Sub-Account and effective May 1, 2001, the Large
             Company Growth Portfolio merged into the Scudder Variable Series II
            Growth Portfolio.


     The Variable Account may also advertise the performance of the sub-accounts relative to certain performance rankings and indices compiled by independent organizations, such as:

(a) Lipper Analytical Services, Inc.;
(b) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"); (c) A.M. Best Company; (d) Bank Rate Monitor; and (e) Morningstar.

(1) Prior to May 1, 2001, the Growth Sub-Account was named the Large Company Growth Sub-Account and effective May 1, 2001, the Large Company Growth Portfolio merged into the Scudder Variable Series II Growth Portfolio.

Money Market Sub-account Yields

     The Current Yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market sub-account at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Portfolio attributable to the hypothetical account and (ii) charges and deductions imposed under the Contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the mortality and expense risk charge (0.40% for Contracts with the standard Death Benefit and 0.50% for Contracts with the Enhanced Death Benefit) and an administrative expense charge of 0.30%.

Current Yield is calculated according to the following formula:

                Current Yield = ((NCS - ES) / W) x (365/7)

We may also disclose the Effective Yield of the Money Market sub-account for the same seven-day period, determined on a compounded basis. The seven-day Effective Yield is calculated by compounding the unannualized base period return according to the following formula:

                Effective Yield = (1 + ((NCS - ES)/UV))(365/7) -1


Where, for both formulas:

NCS = The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one sub-account unit under a Contract.

ES = Per unit expenses of the sub-account for the Contracts for the seven-day period.


UV = The unit value for a Contract on the first day of the seven-day period.

     The Current and Effective Yield on amounts held in the Money Market sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market sub-account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and the operating expenses.

Other Sub-account Yields

     The 30-Day Yield refers to income generated by the Bond sub-account over a specific 30-day period. Because the yield is annualized, the yield generated during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the Portfolio attributable to the Sub-account units less sub-account expenses attributable to the Contracts for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, by (iii) compounding that yield for a 6-month period, and by (iv) multiplying that result by 2. Expenses attributable to the Bond sub-account for the Contracts include the mortality and expense risk charge (0.40% for Contracts with the standard Death Benefit and 0.50% for Contracts with the Enhanced Death Benefit) and an administrative expense charge of 0.30%.

The 30-Day Yield is calculated according to the following formula:

30-Day Yield = 2 x (((NI-ES) / (U x UV)) + 1)(to the power of 6)- 1)

Where:

NI = Net income of the portfolio for the 30-day period attributable to the Sub-account's units.

ES = Expenses of the Sub-account for the Contracts for the 30-day period.

U = The average daily number of units outstanding attributable to the Contracts.

UV = The unit value for a Contract at the close (highest) of the last day in the 30-day period.

     The 30-Day Yield on amounts held in the Bond Sub-account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Bond Sub-account's actual yield is affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

                           Standardized Total Returns

We may disclose Standard Average Annual Total Returns ("Total Returns") for one or more of the Sub-Accounts for one, five and ten years and for a period from the date of commencement of the Sub-Account's operations if shorter than any of the foregoing. Total Returns for other periods of time may, from time to time, also be disclosed. Based on the method of calculation described below, the Total Returns for the Sub-Accounts are set out below. For periods prior to May 1, 2001, the Growth Variable Sub-Account was invested in the Scudder Large Company Growth Portfolio.
Without the Enhanced Death Benefit
                                                                 Ten Year Period
                                                                 Ending 12/31/02
                       One Year Period      Five Year Period  or Since Portfolio
 Sub-Account (1)       Ending 12/31/02     Ending 12/31/02(2)    Inception(2)
----------------- --------------------- -------------------- -------------------
Balanced                 -15.67%                N/A               -1.73%
Bond                      6.91%                 N/A                4.81%
Capital Growth           -29.68%                N/A               -7.58%
Global Discovery         -20.44%                N/A                0.05%
Growth and Income        -23.66%                N/A               -8.62%
International            -18.94%                N/A               -8.71%
Money Market              0.79%                 N/A                3.44%
21st Century Growth      -41.66%                N/A              -12.92%
Growth                   -29.90%                N/A              -12.33%


With the Enhanced Death Benefit

                                                                Ten Year Period
                                                                 Ending 12/31/02
                       One Year Period      Five Year Period  or Since Portfolio
 Sub-Account (1)       Ending 12/31/02     Ending 12/31/02(2)     Inception(2)
----------------- --------------------- -------------------- -------------------

Balanced                  -15.75%             N/A                 -1.83%
Bond                       6.80%              N/A                  4.70%
Capital Growth            -29.75%             N/A                 -7.67%
Global Discovery          -20.52%             N/A                 -0.05%
Growth and Income         -23.74%             N/A                 -8.71%
International             -19.02%             N/A                 -8.80%
Money Market               0.68%              N/A                  3.33%
21st Century Growth       -41.72%             N/A                 -13.00%
Growth                    -29.97%             N/A                 -12.42%

(1) The inception date for each of the Sub-Accounts appears under "Performance Data," above.

(2) Five-Year and Ten-Year Average Annual Total Returns are not available for any of the Sub-Accounts as they all began operations on or after November 1, 1998.

Total Returns represent the average annual compounded rates of return that would equate a single investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which Total Return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication, and will be stated in the communication.

We will calculate Total Returns using Sub-Account Unit Values which Glenbrook Life and Annuity Company calculates on each Valuation Date based on the performance of the Sub-Account's underlying Portfolio, and the deductions for the Contract Administration charge of 0.30% and a Mortality and Expense Risk Charge of 0.40% without the enhanced death benefit, or a Mortality and Expense Risk Charge of 0.50% with the enhanced death benefit. The Total Return is calculated according to the following formula:

                  TR=(ERV / P )(to the power of 1 / N) - 1

Where:

TR = The average annual total return net of Sub-Account recurring charges for the Contracts.

ERV = The ending redeemable value of the hypothetical account at the end of the period.

P        =  A hypothetical single payment of $1,000.
N        =  The number of years in the period.

                             Other Performance Data

Cumulative Total Returns


We may also disclose Cumulative Total Returns for periods before the date that the Sub-Accounts began operations. For periods before the date the Sub-Accounts began operations, cumulative performance information is calculated based on the performance of the underlying Portfolios adjusted to reflect all current fees under the Contract, including a Contract Administration Charge of 0.30%, and a Mortality and Expense Risk Charge of 0.40% without the enhanced death benefit, or a Mortality and Expense Risk Charge of 0.50% with the enhanced death benefit. Based on the method of calculation described below, the Cumulative Total Returns for the Sub-Accounts for the periods ending December 31, 2002, are set out below. The cumulative total return figures for the Growth Variable Sub-Account are based on the historical performance of the Large Company Growth Portfolio from May 3, 1999 through April 30, 2001, and reflect the performance of the Growth Portfolio in which the Variable Sub-Account invested after April 30, 2001.



Without the Enhanced Death Benefit

                                                                       Ten Year
                       One Year       Three Year      Five Year         Period
                       Period          Period          Period    Ending 12/31/02
Sub-Account (1)    Ending 12/31/02  Ending12/31/02  Ending 12/31/02(2) or Since
                                                                    Inception(2)

--------------------------------------------------------------------------------
Balanced               -15.67%          -23.46%          7.22%        91.82%
Bond                    6.91%           23.24%          28.29%        75.70%
Capital Growth         -29.68%          -49.62%         -17.21%       83.16%
Global Discovery       -20.44%          -43.97%          6.72%        25.07%
Growth and Income      -23.66%          -34.63%         -26.90%       56.94%
International          -18.94%          -56.73%         -21.88%       43.39%
Money Market            0.79%            9.71%          19.45%        43.38%
21st Century Growth    -41.66%          -65.75%           N/A        -39.77%
Growth                 -29.90%          -56.56%         -32.38%       29.78%





With the Enhanced Death Benefit


                                                                       Ten Year
                      One Year       Three Year    Five Year           Period
                       Period          Period       Period       Ending 12/31/02
Sub-Account(1)    Ending12/31/02  Ending12/31/02  Ending12/31/02(2)  or Since
                                                                    Inception(2)

--------------------------------------------------------------------------------
Balanced               -15.75%         -23.69%       6.68%            89.91%
Bond                    6.80%          22.87%        27.65%           73.95%
Capital Growth         -29.75%         -49.77%      -17.62%           81.33%
Global Discovery       -20.52%         -44.14%       6.19%            24.24%
Growth and Income      -23.74%         -34.83%      -27.27%           55.59%
International          -19.02%         -56.85%      -22.26%           41.97%
Money Market            0.68%           9.38%        18.86%           41.96%
21st Century Growth    -41.72%         -65.85%        N/A             -39.99%
Growth                 -29.97%         -56.69%      -32.72%           28.50%


(1) The inception date for each of the Sub-Accounts or Portfolios appears under "Performance Data," above.

(2) Five-Year and Ten-Year Cumulative Total Returns are not available for any of the Sub-Accounts as they all began operations on or after November 1, 1998. Therefore, Five-Year and Ten-Year Cumulative Total Returns are based on the inception dates of the portfolios underlying those Sub-Accounts, where available.

The Cumulative Total Returns are calculated using the following formula:

                               CTR = (ERV / P) - 1
Where:

CTR = The Cumulative Total Return net of Sub-Account recurring charges for the period.

ERV = The ending redeemable value of the hypothetical investment at the end of the period.

P = A hypothetical single payment of $1,000.


All non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.


Adjusted Historical Total Returns

We may also disclose total return for periods before the date that the Sub-Accounts began operations. For periods before the date the Sub-Accounts began operations, adjusted historical performance information is calculated using the performance of the underlying Portfolios adjusted to reflect some or all of the charges equal to those currently assessed under the Contract.

In the tables below, average annual total returns for the Portfolios were reduced by all current fees and charges under the Contract, including a Contract Administration Charge of 0.30%, and a Mortality and Expense Risk Charge of 0.40% without the enhanced death benefit or a Mortality and Expense Risk Charge of 0.50% with the enhanced death benefit. The adjusted historical performance figures for the Growth Variable Sub-Account are based on the historical performance of the Growth Portfolio. These figures do not reflect the performance of the Large Company Growth Portfolio in which the Variable Sub-Account invested prior to May 1, 2001.



Without the Enhanced Death Benefit

                                                                Ten Year Period
                                                                 Ending 12/31/02
                       One Year Period      Five Year Period  or Since Portfolio
 Sub-Account (1)       Ending 12/31/02    Ending 12/31/02          Inception
----------------- --------------------- -------------------- -------------------

Balanced                  -15.67%                1.40%              6.73%
Bond                       6.91%                 5.11%              5.80%
Capital Growth            -29.68%                -3.71%             6.24%
Global Discovery          -20.44%                1.31%              3.41%
Growth and Income         -23.66%                -6.08%             5.34%
International             -18.94%                -4.82%             3.67%
Money Market               0.79%                 3.62%              3.67%
21st Century Growth       -41.66%                 N/A              -12.92%
Growth                    -29.90%                -7.53%             2.64%



With the Enhanced Death Benefit
                                                                Ten Year Period
                                                                 Ending 12/31/02
                       One Year Period      Five Year Period  or Since Portfolio
 Sub-Account (1)       Ending 12/31/02    Ending 12/31/02        Inception
----------------- --------------------- ----------------------------------------
Balanced              -15.75%               1.30%                6.62%
Bond                   6.80%                5.00%                5.69%
Capital Growth        -29.75%               -3.80%               6.13%
Global Discovery      -20.52%               1.21%                3.31%
Growth and Income     -23.74%               -6.17%               5.23%
International         -19.02%               -4.91%               3.57%
Money Market           0.68%                3.52%                3.57%
21st Century Growth   -41.72%                N/A                -13.00%
Growth                -29.97%               -7.62%               2.54%




(1) The inception date for each of the Portfolios appears under "Performance Data," above.



Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)

     We accept purchase payments that are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

     We also accept "rollovers" and transfers from contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among Non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer or pledge of TSAs and IRAs so the contracts will continue to qualify for special tax treatment. If contemplating any such exchange, rollover or transfer of a contract you should contact a competent tax adviser with respect to the potential effects of such a transaction.

                                  Premium Taxes

     Applicable premium tax rates depend on your state of residency and the insurance laws and status of the Company in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations or judicial acts.

                                  Tax Reserves

We do not establish capital gains tax reserves for the sub-accounts or deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

                                 Income Payments

Calculation of Variable Annuity Unit Values

     We calculate the amount of the first income payment by applying your Contract Value allocated to each sub-account less any applicable premium tax charge deducted at this time, to the income payment tables in the Contract. The first Variable Annuity Income Payment is divided by the sub-account's then current annuity unit value to determine the number of annuity units upon which later income payments will be based. Unless transfers are made among sub-accounts, each variable income payment after the first will be equal to the sum of the number of annuity units determined in this manner for each sub-account times the then current annuity unit value for each respective sub-account.

     Annuity units in each sub-account are valued separately and annuity unit values will depend upon the investment experience of the particular underlying portfolio in which the sub-account invests. The value of the annuity unit for each sub-account at the end of any Valuation Period is calculated by: (a) multiplying the annuity unit value at the end of the immediately preceding Valuation Period by the sub-account's Net Investment Factor during the period; and then (b) dividing the product by the sum of 1.0 plus the assumed investment rate for the period. The assumed investment rate adjusts for the interest rate assumed in the Income Payment tables used to determine the dollar amount of the first variable annuity Income Payment, and is at an effective annual rate which is disclosed in the Contract.

     We determine the amount of the first Income Payment paid under an income plan using the interest rate and mortality table disclosed in the Contract. Due to judicial or legislative developments regarding the use of tables that do not differentiate on the basis of sex, different annuity tables may be used.


                                 General Matters

Incontestability

     We will not contest the Contract after it is issued.

Settlements

     Due proof of your death (or Annuitant's death if there is a non-natural Owner) must be received prior to settlement of a death claim.

Safekeeping of the Variable Account's Assets

     We hold title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the portfolio shares held by each of the sub-accounts.

     The Fund does not issue certificates and, therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Fund's prospectus for a more complete description of the custodian of the Fund.


                            Types of Qualified Plans

IRAs

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. An IRA generally may not provide life insurance, but it may provide a Death Benefit that equals the greater of the premiums paid or the Contract Value. The Contract provides a Death Benefit that in certain circumstances may exceed the greater of the payments or the Contract Value. If the IRS treats the Death Benefit as violating the prohibition on investment in life insurance contracts, the Contract would not qualify as an IRA.

Roth IRAs

     Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Roth IRAs are subject to limitations on the amount that can be contributed. In certain instances, distributions from Roth IRAs are excluded from gross income. Subject to certain limits, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth IRA. The taxable portion of a conversion or rollover distribution is included in gross income, but is exempted from the 10% penalty tax on premature distributions.

Simplified Employee Pension Plans

     Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' IRAs if certain criteria are met. Under these plans the employer may, within limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice.

Savings Incentive Match Plans for Employees (SIMPLE Plans)

     Sections 408(p) and 401(k) of the Tax Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets, or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

Tax Sheltered Annuities

     Section 403(b) of the Tax Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase Contracts for them. Subject to certain limitations, a Section 403(b) plan allows an employer to exclude the purchase payments from the employees' gross income. A Contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after:

(1) the date the employee attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled; or (5) on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship).

These limitations do not apply to withdrawals where Glenbrook Life is directed to transfer some or all of the Contract Value to another 403(b) plan.

Corporate and Self-Employed Pension and Profit Sharing Plans

     Sections 401(a) and 403(a) of the Tax Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Tax Code permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of Contracts in order to provide benefits under the plans.

State and Local  Government and Tax-Exempt  Organization  Deferred  Compensation
Plans

     Section 457 of the Tax Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Employees with Contracts under the plan are considered general creditors of the employer. The employer, as owner of the Contract, has the sole right to the proceeds of the Contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be included in the employees' gross income until distributed from the plan. However, all the compensation deferred under a 457 plan must remain the sole property of the employer. As property of the employer, the assets of the plan are subject to the claims of the employer's general creditors, until such time as the assets are made available to the employee or a beneficiary.

EXPERTS

The financial statements of Glenbrook Life and Annuity Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedule included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Glenbrook Life Scudder Variable Account (A) as of December 31, 2002 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

--------




                              Financial Statements



The financial statements of the Variable Account as of December 31, 2002 and for each of the periods in the two years then ended, the financial statements of the Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
GLENBROOK LIFE AND ANNUITY COMPANY:

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2002 and 2001, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2002. Our audits also included Schedule IV - Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 5, 2003

                       GLENBROOK LIFE AND ANNUITY COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                    YEAR ENDED DECEMBER 31,
                                                            ---------------------------------------
(IN THOUSANDS)                                                 2002          2001          2000
                                                            ----------    ----------    -----------
REVENUES
Net investment income                                       $   10,335    $   10,715    $    10,808
Realized capital gains and losses                               (1,984)          435            419
                                                            ----------    ----------    -----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                 8,351        11,150         11,227
Income tax expense                                               2,839         3,896          3,925
                                                            ----------    ----------    -----------

NET INCOME                                                       5,512         7,254          7,302
                                                            ----------    ----------    -----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
Change in unrealized net capital gains and losses                5,088         1,633          3,603
                                                            ----------    ----------    -----------

COMPREHENSIVE INCOME                                        $   10,600    $    8,887    $    10,905
                                                            ==========    ==========    ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                                              DECEMBER 31,
                                                                                      ---------------------------

                                                                                          2002           2001
                                                                                      ------------    -----------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)

ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $158,963 and $154,154)      $    173,611    $   160,974
   Short-term                                                                                2,778          6,592
                                                                                      ------------    -----------
      Total investments                                                                    176,389        167,566

Cash                                                                                         1,235              -
Reinsurance recoverable from Allstate Life Insurance Company, net                        6,203,516      5,378,036
Other assets                                                                                 3,388          3,404
Current income taxes receivable                                                                 20              -
Receivable from affiliates, net                                                              5,680              -
Separate Accounts                                                                        1,155,112      1,547,953
                                                                                      ------------    -----------
        TOTAL ASSETS                                                                  $  7,545,340    $ 7,096,959
                                                                                      ============    ===========
LIABILITIES
Contractholder funds                                                                  $  6,195,649    $ 5,370,475
Reserve for life-contingent contract benefits                                                7,867          7,561
Current income taxes payable                                                                     -          3,844
Deferred income taxes                                                                        4,629          2,610
Other liabilities and accrued expenses                                                       9,165              -
Payable to affiliates, net                                                                       -          2,198
Separate Accounts                                                                        1,155,112      1,547,953
                                                                                      ------------    -----------
        TOTAL LIABILITIES                                                                7,372,422      6,934,641
                                                                                      ------------    -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10,000 shares authorized, 5,000 shares issued and
   outstanding                                                                               2,500           2,500
Additional capital paid-in                                                                 119,241         119,241
Retained income                                                                             41,656          36,144
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                   9,521           4,433
                                                                                      ------------     -----------
        Total accumulated other comprehensive income                                         9,521           4,433
                                                                                      ------------     -----------
        TOTAL SHAREHOLDER'S EQUITY                                                         172,918         162,318
                                                                                      ------------     -----------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                    $  7,545,340     $ 7,096,959
                                                                                      ============     ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------
(IN THOUSANDS)                                                            2002          2001           2000
                                                                      ------------  ------------    -----------
COMMON STOCK                                                          $      2,500         2,500    $     2,500
                                                                      ------------  ------------    -----------

ADDITIONAL CAPITAL PAID-IN                                                 119,241       119,241        119,241
                                                                      ------------  ------------    -----------

RETAINED INCOME
Balance, beginning of year                                                  36,144        28,890         21,588
Net income                                                                   5,512         7,254          7,302
                                                                      ------------  ------------    -----------
Balance, end of year                                                        41,656        36,144         28,890
                                                                      ------------  ------------    -----------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Balance, beginning of year                                                   4,433         2,800           (803)
Change in unrealized net capital gains and losses                            5,088         1,633          3,603
                                                                      ------------  ------------    -----------
Balance, end of year                                                         9,521         4,433          2,800
                                                                      ------------  ------------    -----------

TOTAL SHAREHOLDER'S EQUITY                                            $    172,918  $    162,318    $   153,431
                                                                      ============  ============    ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                 YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------
(IN THOUSANDS)                                                              2002          2001          2000
                                                                        -----------    ---------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                              $     5,512    $   7,254    $     7,302
Adjustments to reconcile net income to net cash provided by
      operating activities:
          Amortization and other non-cash items                                  (6)         (77)          (468)
          Realized capital gains and losses                                   1,984         (435)          (419)
          Changes in:
             Income taxes                                                    (4,585)           4          1,563
             Receivable/payable to affiliates, net                           (7,878)      (2,903)           979
             Other operating assets and liabilities                           9,181       (1,491)          (725)
                                                                        -----------    ---------    -----------
                Net cash provided by operating activities                     4,208        2,352          8,232
                                                                        -----------    ---------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
          Proceeds from sales                                                 4,885       14,535         20,682
          Investment collections                                             18,720        9,553          3,163
          Investments purchases                                             (30,392)     (36,433)       (68,967)
Change in short-term investments, net                                         3,814       (3,507)        50,381
                                                                        -----------    ---------    -----------
                Net cash (used in) provided by investing activities          (2,973)     (15,852)         5,259
                                                                        -----------    ---------    -----------

NET INCREASE (DECREASE) IN CASH                                               1,235      (13,500)        13,491
CASH AT BEGINNING OF YEAR                                                         -       13,500              9
                                                                        -----------    ---------    -----------
CASH AT END OF YEAR                                                     $     1,235    $       -    $    13,500
                                                                        ===========    =========    ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company ("Glenbrook Life" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform with the 2002 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS

     Glenbrook Life, a single segment entity, markets a diversified group of products to meet customers' lifetime needs in the areas of financial protection and retirement solutions through financial services firms. These products include interest-sensitive life insurance, including single premium life insurance and variable life insurance; fixed annuities including market value adjusted annuities and equity-indexed annuities; and variable annuities. ALFS, Inc. ("ALFS") is the principal underwriter for certain Glenbrook Life products, such as variable annuities, variable life insurance and market value adjusted annuities. ALFS is a wholly owned subsidiary of ALIC and a registered broker-dealer under the Securities Exchange Act of 1934.

     The Company is authorized to sell life insurance and annuity products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for premiums and deposits for the Company were California, Texas, Pennsylvania, Florida, Illinois, New Jersey, and Michigan for the year ended December 31, 2002. No other jurisdiction accounted for more than 5% of premiums and deposits. All premiums and deposits are ceded to ALIC under reinsurance agreements.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. From time to time, Congress has considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the federal income tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to deferred annuities and life insurance, including interest-sensitive life insurance. Recent proposals to eliminate the double taxation of dividends and to permit the establishment of tax-free lifetime savings and retirement savings accounts could substantially reduce the tax-advantaged nature of many insurance products. If such proposals were to be adopted, they could have a material adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

     Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control or other factors affecting these non-affiliated entities with which the Company has distribution agreements could negatively impact the Company's sales.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based on independent market quotations. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilize internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on security dispositions and write-downs in value due to other than temporary declines in fair value.

     The Company writes down to fair value any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired. Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the duration and extent to which the fair value has been less than amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED

     Payout annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on payout annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the contract.

     Interest-sensitive life insurance contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as deposits to Contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when levied against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities and payout annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as additions to Contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when levied against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life insurance contracts and investment contracts. Crediting rates for fixed rate annuities and interest-sensitive life insurance contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed rates. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate Accounts products include variable annuities and variable life insurance. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these products consist of fees assessed against the Separate Accounts account values for contract maintenance, administration, mortality, expense and

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

REINSURANCE RECOVERABLE

     The Company has reinsurance agreements whereby substantially all contract charges, contract benefits, interest credited to contractholder funds and certain expenses are ceded to ALIC (see Note 3). These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverable and the related Reserve for life-contingent contract benefits and Contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Investment income earned on the assets which support Contractholder funds and the Reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments and differences in the tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the Separate Accounts consist of contract charges for maintenance and administration services, mortality, early surrender and expenses, which are ceded to ALIC.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the underlying mutual funds of the Separate Accounts may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The Reserve for life-contingent contract benefits, which relates to payout annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and contract duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life insurance policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, and contract charges for mortality and administrative expenses. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in
Note 6.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARD

     In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 142, "Goodwill and other Intangible Assets", which eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value basis. The Company adopted SFAS No. 142 effective January 1, 2002. The non-amortization provisions of SFAS No. 142 did not have a material impact on the Company. The Company has analyzed the unamortized goodwill balance as of December 31, 2002 for impairment using the fair value impairment approach prescribed by SFAS No. 142 and has determined that the balance is fully recoverable.

PENDING ACCOUNTING STANDARDS

     On July 31, 2002, the American Institute of Certified Public Accountants issued an exposure draft Statement of Position ("SOP") entitled "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". The accounting guidance contained in the proposed SOP applies to several of the Company's products and product features. The proposed effective date of the SOP is for fiscal years beginning after December 15, 2003, with earlier adoption encouraged. If adopted early, the provisions of the SOP must be applied as of the beginning of the fiscal year. Accordingly, if the SOP were adopted during an interim period of 2003, prior interim periods would be restated. A provision of the proposed SOP requires the establishment of a liability in addition to the account balance for contracts and contract features that provide guaranteed minimum death benefits or other insurance benefits. The finalized SOP may also require a liability for guaranteed minimum income benefits. These liabilities are not currently recognized by the Company, and their establishment may have a material impact on the amounts ceded to and reinsurance recoverable from ALIC depending on the market conditions at the time of adoption, but are not expected to have a material impact on the Company's Statements of Financial Position.

     The FASB has exposed guidance that addresses the accounting for certain modified coinsurance agreements. The guidance has been exposed as FASB Interpretation of Statement 133 Implementation Issue No. B36, "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument." The proposed guidance requires recognizing an embedded derivative in certain reinsurance agreements when certain conditions are met. The initial impact of adopting the proposed guidance would be recorded as a cumulative adjustment to Net Income in the first fiscal quarter beginning after June 15, 2003. The provisions of the proposed guidance, as currently drafted and interpreted, would not have a material impact on the Company's reinsurance balances that would be subject to the proposed guidance. Accordingly, the potential impact of recognizing embedded derivatives pursuant to the requirements of that the proposed guidance is expected to be immaterial to both the Company's Statements of Financial Position and Statements of Operations and Comprehensive Income.

3.   RELATED PARTY TRANSACTIONS

REINSURANCE

     The Company has reinsurance agreements whereby substantially all contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverable and the related Reserve for life-contingent contract benefits and Contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     Investment income earned on the assets which support Contractholder funds and the Reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

     The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         -------------------------------------------
(IN THOUSANDS)                                                               2002            2001            2000
                                                                         -----------     -----------     -----------
Contract charges                                                         $    30,368     $    31,771     $    37,965
Interest credited to contractholder funds, contract benefits and
     certain expenses                                                        364,379         384,825         331,220

BUSINESS OPERATIONS

     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments LLC and business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $38.8 million, $48.6 million and $48.6 million in 2002, 2001 and 2000, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under reinsurance agreements.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. There was no outstanding balance at December 31, 2002 or 2001.

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                          GROSS UNREALIZED
                                                   AMORTIZED       -------------------------------         FAIR
(IN THOUSANDS)                                       COST              GAINS            LOSSES             VALUE
                                                 -------------     -------------    --------------     -------------
AT DECEMBER 31, 2002
U.S. government and agencies                     $      49,529     $       6,661    $            -     $      56,190
Municipal                                                  412                45                 -               457
Corporate                                               67,717             6,105              (991)           72,831
Asset-backed securities                                 10,079             1,025                 -            11,104
Mortgage-backed securities                              31,226             1,809                (6)           33,029
                                                 -------------    --------------    --------------     -------------
     Total fixed income securities               $     158,963    $       15,645    $         (997)    $     173,611
                                                 =============    ==============    ==============     =============

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

                                                                         GROSS UNREALIZED
                                                   AMORTIZED      -----------------------------         FAIR
                                                     COST            GAINS            LOSSES            VALUE
                                                 ------------     ------------    -------------    -------------
AT DECEMBER 31, 2001
U.S. government and agencies                     $     44,832    $       2,508    $        (24)    $      47,316
Municipal                                               1,815               20              (3)            1,832
Corporate                                              75,425            3,532            (650)           78,307
Asset-backed securities                                     -                -               -                 -
Mortgage-backed securities                             32,082            1,447             (10)           33,519
                                                 ------------    -------------    -------------    -------------
     Total fixed income securities               $    154,154    $       7,507    $       (687)    $     160,974
                                                 ============    =============    =============    =============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2002:

                                                                    AMORTIZED            FAIR
(IN THOUSANDS)                                                        COST               VALUE
                                                                 ---------------    ---------------
Due in one year or less                                          $         1,894    $         1,918
Due after one year through five years                                     46,819             50,248
Due after five years through ten years                                    52,682             57,300
Due after ten years                                                       16,263             20,012
                                                                 ---------------    ---------------
                                                                         117,658            129,478
Mortgage and asset-backed securities                                      41,305             44,133
                                                                 ---------------    ---------------
         Total                                                   $       158,963    $       173,611
                                                                 ===============    ===============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment, mortgage and asset-backed securities have not been reflected based on their contractual maturities.

NET INVESTMENT INCOME

                                                                                YEAR ENDED DECEMBER 31,
                                                                    ---------------------------------------------
(IN THOUSANDS)                                                          2002            2001            2000
                                                                    -------------   -------------   -------------
Fixed income securities                                             $      10,381   $      10,566   $      10,317
Short-term investments                                                        135             409             587
                                                                    -------------   -------------   -------------
         Investment income, before expense                                 10,516          10,975          10,904
         Investment expense                                                   181             260              96
                                                                    -------------   -------------   -------------
         Net investment income                                      $      10,335   $      10,715   $      10,808
                                                                    =============   =============   =============

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

     Realized capital gains and losses by security type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                          2002             2001              2000
                                                                    ------------      ----------       -----------
Fixed income securities                                             $     (1,984)     $      435       $       419
Income taxes                                                                 694            (152)             (147)
                                                                    ------------      ----------       -----------
Realized capital gains and losses, after tax                        $     (1,290)     $      283       $       272
                                                                    ============      ==========       ===========

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     Realized capital gains and losses by transaction type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                          2002             2001              2000
                                                                    ------------      ----------       -----------
Write-downs in value                                                $     (1,904)     $        -       $         -
Sales - Fixed income securities                                              (80)            435               419
                                                                    ------------      ----------       -----------
    Realized capital gains and losses                                     (1,984)            435               419
    Income taxes                                                             694            (152)             (147)
                                                                    ------------      ----------       -----------
    Realized capital gains and losses, after-tax                    $     (1,290)     $      283       $       272
                                                                    ============      ==========       ===========

     Excluding calls and prepayments, gross gains of $54 thousand, $636 thousand and $807 thousand were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively, and gross losses of $134 thousand, $201 thousand, and $388 thousand were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in Accumulated other comprehensive income at December 31, 2002 are as follows:

                                                                 GROSS UNREALIZED
                                                 FAIR       -------------------------      UNREALIZED
(IN THOUSANDS)                                   VALUE         GAINS         LOSSES        NET GAINS
                                             ------------   -----------   -----------    -------------
Fixed income securities                      $    173,611   $    15,645   $      (997)   $      14,648
                                             ============   ===========   ===========
Deferred income taxes                                                                           (5,127)
                                                                                         -------------
Unrealized net capital gains and losses                                                  $       9,521
                                                                                         =============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

                                                                                 YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------------
(IN THOUSANDS)                                                          2002             2001             2000
                                                                    ------------     ------------     ------------
Fixed income securities                                             $      7,828     $      2,512     $      5,544
Deferred income taxes                                                     (2,740)            (879)          (1,941)
                                                                    ------------     ------------     ------------
Increase in unrealized net capital gains and losses                 $      5,088     $      1,633     $      3,603
                                                                    ============     ============     ============

SECURITIES ON DEPOSIT

     At December 31, 2002, fixed income securities with a carrying value of $10.2 million were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including Reinsurance recoverable, net) and liabilities (including Reserve for life-contingent contract benefits and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as Accrued investment income and Cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31, are as follows:

                                                               2002                               2001
                                                  -------------------------------     ------------------------------
                                                     CARRYING           FAIR            CARRYING           FAIR
(IN THOUSANDS)                                        VALUE             VALUE             VALUE            VALUE
                                                  -------------     -------------     -------------    -------------
Fixed income securities                           $     173,611     $     173,611     $     160,974    $     160,974
Short-term investments                                    2,778             2,778             6,592            6,592
Separate Accounts                                     1,155,112         1,155,112         1,547,953        1,547,953

     The fair value of publicly traded fixed income securities is based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilized internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate Accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31, are as follows:

                                                                 2002                              2001
                                                     ------------------------------    -----------------------------
                                                       CARRYING           FAIR           CARRYING           FAIR
(IN THOUSANDS)                                           VALUE            VALUE            VALUE            VALUE
                                                     -------------     ------------    ------------     ------------
Contractholder funds on investment contracts         $   6,105,536     $  5,863,243    $  5,332,632     $  5,086,856
Separate Accounts                                        1,155,112        1,155,112       1,547,953        1,547,953

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the financial statements. Separate Accounts liabilities are carried at the fair value of the underlying assets.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2002 or 2001.

6.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     Reserves for life-contingent contract benefits consist of payout annuities with life contingencies. The reserve calculation equals the present value of contractually fixed future benefits based on mortality and interest assumptions. The assumptions utilized for mortality generally include industry standard tables, such as the 1983 group annuity mortality table, and tables based on historical company experience. Interest rate assumptions vary from 2.4% to 7.7%.

     At December 31, Contractholder funds consists of the following:

(IN THOUSANDS)                                        2002             2001
                                                 --------------   --------------
Interest-sensitive life                          $      121,760   $       67,555
Investment contracts:
  Payout annuities                                       27,565           24,123
  Fixed annuities                                     6,046,324        5,278,797
                                                 --------------   --------------
  Total Contractholder funds                     $    6,195,649   $    5,370,475
                                                 ==============   ==============

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The following table highlights the key contract provisions relating to Contractholder funds:

           PRODUCT                           INTEREST RATE                      WITHDRAWAL/SURRENDER CHARGES
------------------------------   ---------------------------------------   ---------------------------------------
Interest-sensitive life          Interest rates credited range from        Either a percentage of account
                                 3.3% - 6.2%                               balance or dollar amount grading off
                                                                           generally over 20 years

Investment contracts             Interest rates credited range from        Either a declining or a level
                                 2.4% to 7.3% for payout annuities and     percentage charge generally over nine
                                 0.0% to 7.9% for fixed annuities          years or less
                                 including equity-indexed annuities

     Contractholder fund activity for the year ended December 31, was as follows:

(IN THOUSANDS)                                       2002               2001
                                               ---------------    ---------------
Balance, beginning of year                     $     5,370,475    $     4,696,846
Deposits                                             1,143,977          1,125,746
Surrenders and withdrawals                            (399,161)          (414,917)
Death benefits                                        (174,317)          (158,610)
Interest credited to contractholder funds              289,746            277,057
Transfers (to) from Separate Accounts                  (29,602)          (155,315)
Other                                                   (5,469)              (332)
                                               ---------------    ---------------
Balance, end of year                           $     6,195,649    $     5,370,475
                                               ===============    ===============

7.   THIRD PARTY ADMINISTRATION AGREEMENT

     On July 18, 2001, the Company entered into an administrative services agreement with American Maturity Life Insurance Company ("American Maturity"), which was effective as of January 2, 2001, to administer certain blocks of annuities that American Maturity reinsures to ALIC. Pursuant to the terms of the agreement, the Company is to provide insurance contract administration and financial services for all contracts covered under the reinsurance agreement. The administrative services agreement can be terminated by either the Company or American Maturity upon mutual consent or as otherwise provided for in the terms of the agreement. All administrative fees earned and administrative expenses incurred are ceded to ALIC in accordance with reinsurance agreements.

8.   COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS

     The Company is subject to changing social, economic and regulatory conditions. State and federal regulatory initiatives and proceedings have varied and have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, to change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products which may impact the relative desirability of various personal investment products and to expand overall regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     Various legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the potential target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial and/or indeterminate amounts (including punitive and treble damages) and the outcomes of which are unpredictable. This litigation is based on a variety of issues including insurance and claim settlement practices. However, at this time, based on their present status and the existence of the reinsurance agreement with ALIC, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to contractholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial and are ceded to ALIC under reinsurance agreements.

9.   INCOME TAXES

     For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Company's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31, are as follows:

(IN THOUSANDS)                                      2002              2001
                                               --------------    --------------
DEFERRED ASSETS
Difference in tax bases of investments         $          501     $           -
                                               --------------    --------------
     Total deferred assets                                501                 -

DEFERRED LIABILITIES
Unrealized net capital gains                           (5,127)           (2,387)
Difference in tax bases of investments                      -              (220)
Other liabilities                                          (3)               (3)
                                               --------------    --------------
     Total deferred liabilities                        (5,130)           (2,610)
                                               --------------    --------------
       Net deferred liabilities                $       (4,629)   $       (2,610)
                                               ==============    ==============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31, are as follows:

(IN THOUSANDS)                                      2002              2001              2000
                                               --------------    --------------    --------------
Current                                        $        3,560    $        4,008    $        3,730
Deferred                                                 (721)             (112)              195
                                               --------------    --------------    --------------
  Total income tax expense                     $        2,839    $        3,896    $        3,925
                                               ==============    ==============    ==============

     The Company paid income taxes of $7.4 million, $3.9 million and $2.4 million in 2002, 2001 and 2000, respectively.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                               2002              2001              2000
                                          --------------    --------------    --------------
Statutory federal income tax rate                   35.0%             35.0%             35.0%
Adjustment to prior year tax liabilities            (0.9)                -                 -
Other                                               (0.1)             (0.1)                -
                                          --------------    --------------    --------------
Effective income tax rate                           34.0%             34.9%             35.0%
                                          ==============    ==============    ==============

10.  STATUTORY FINANCIAL INFORMATION

     The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                     NET INCOME                    SHAREHOLDER'S EQUITY
                                                       --------------------------------------    ------------------------
(IN THOUSANDS)                                            2002          2001          2000          2002          2001
                                                       ----------    ----------    ----------    ----------    ----------
Balance per GAAP                                       $    5,512    $    7,254    $    7,302    $  172,918    $  162,318
Unrealized gain on fixed income securities                      -             -             -       (14,648)       (6,820)
Deferred income taxes                                        (710)          (65)         (554)        3,524           269
Reserves and non-admitted assets                              155          (150)         (197)       (1,000)       (7,699)
Other                                                           1           (55)           46          (393)        5,973
                                                       ----------    ----------    ----------    ----------    ----------
Balance per statutory accounting practices             $    4,958    $    6,984    $    6,597    $  160,401    $  154,041
                                                       ==========    ==========    ==========    ==========    ==========

     The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona. Effective January 1, 2001, the State of Arizona required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual ("Codification") subject to any deviations prescribed or permitted by the State of Arizona insurance commissioner.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company reported a decrease to surplus of $463 thousand effective January 1, 2001 as a result of recognizing a net deferred tax liability.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The amount of dividends that can be paid to the shareholder, without approval by the state insurance regulator is limited by specific surplus and net income criteria as provided in the dividend restriction provision of the Arizona Insurance Holding Company System laws. The maximum amount of dividends that the Company can distribute during 2003 without prior approval of the Arizona Department of Insurance is $6.9 million.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2002, RBC for the Company was significantly above levels that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME

     The components of Other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

(IN THOUSANDS)
UNREALIZED CAPITAL GAINS AND LOSSES:

                                                                             2002
                                                       -------------------------------------------------
                                                                                              After-
                                                           Pretax             Tax               tax
                                                       --------------   --------------    --------------
Unrealized holding gains arising during the period     $        5,844   $       (2,046)   $        3,798
Less: reclassification adjustments                             (1,984)             694            (1,290)
                                                       --------------   --------------    --------------
Unrealized net capital gains                                    7,828           (2,740)            5,088
                                                       --------------   --------------    --------------
Other comprehensive income                             $        7,828   $       (2,740)   $        5,088
                                                       ==============   ==============    ==============

                                                                             2001
                                                       -------------------------------------------------
                                                                                              After-
                                                           Pretax             Tax               tax
                                                       --------------   --------------    --------------
Unrealized holding gains arising during the period     $        2,948   $       (1,032)   $        1,916
Less: reclassification adjustments                                436             (153)              283
                                                       --------------   --------------    --------------
Unrealized net capital gains                                    2,512             (879)            1,633
                                                       --------------   --------------    --------------
Other comprehensive income                             $        2,512   $         (879)   $        1,633
                                                       ==============   ==============    ==============

                                                                             2000
                                                       -------------------------------------------------
                                                                                              After-
                                                           Pretax             Tax               tax
                                                       --------------   --------------    --------------
Unrealized holding gains arising during the period     $        5,752   $       (2,014)   $        3,738
Less: reclassification adjustments                                208              (73)              135
                                                       --------------   --------------    --------------
Unrealized net capital gains                                    5,544           (1,941)            3,603
                                                       --------------   --------------    --------------
Other comprehensive income                             $        5,544   $       (1,941)   $        3,603
                                                       ==============   ==============    ==============

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            SCHEDULE IV--REINSURANCE

(IN THOUSANDS)

                                         GROSS                          NET
YEAR ENDED DECEMBER 31, 2002             AMOUNT          CEDED         AMOUNT
-----------------------------------   ------------   ------------   ------------
Life insurance in force               $    283,913   $    283,913   $          -
                                      ============   ============   ============

Premiums and contract charges:
       Life and annuities             $     30,368   $     30,368   $          -
                                      ============   ============   ============

                                         GROSS                          NET
YEAR ENDED DECEMBER 31, 2001             AMOUNT          CEDED         AMOUNT
-----------------------------------   ------------   ------------   ------------
Life insurance in force               $    187,400   $    187,400   $          -
                                      ============   ============   ============

Premiums and contract charges:
       Life and annuities             $     31,711   $     31,711   $          -
                                      ============   ============   ============

                                         GROSS                          NET
YEAR ENDED DECEMBER 31, 2000             AMOUNT          CEDED         AMOUNT
-----------------------------------   ------------   ------------   ------------
Life insurance in force               $     88,042   $     88,042   $          -
                                      ============   ============   ============

Premiums and contract charges:
       Life and annuities             $     37,965   $     37,965   $          -
                                      ============   ============   ============

                               -------------------------------------------------
                               GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)
                               FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002
                               AND FOR THE PERIODS ENDED DECEMBER 31, 2002
                               AND DECEMBER 31, 2001, AND INDEPENDENT
                               AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Glenbrook Life Scudder Variable Account (A) (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Glenbrook Life Scudder Variable Account (A) as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Chicago, Illinois
March 7, 2003

GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                          Scudder Variable Series I Sub-Accounts
                                                 ----------------------------------------------------------------------------------
                                                                                      Capital          Global           Growth
                                                    Balanced           Bond            Growth         Discovery       and Income
                                                 ---------------  ---------------  ---------------  --------------   --------------
ASSETS
Investments at fair value                        $     2,848,463  $     1,332,140  $     1,629,209  $      952,027   $    1,090,341
                                                 ---------------  ---------------  ---------------  --------------   --------------
  Total assets                                   $     2,848,463  $     1,332,140  $     1,629,209  $      952,027   $    1,090,341
                                                 ===============  ===============  ===============  ==============   ==============

NET ASSETS
Accumulation units                               $     2,824,061  $     1,316,902  $     1,622,559  $      952,027   $    1,090,341
Contracts in payout (annuitization) period                24,402           15,238            6,650               -                -
                                                 ---------------  ---------------  ---------------  --------------   --------------
  Total net assets                               $     2,848,463  $     1,332,140  $     1,629,209  $      952,027   $    1,090,341
                                                 ===============  ===============  ===============  ==============   ==============
FUND SHARE INFORMATION
  Number of shares                                       293,052          190,851          141,057         136,589          160,817
                                                 ===============  ===============  ===============  ==============   ==============
  Cost                                           $     3,578,234  $     1,293,018  $     2,651,183  $    1,167,465   $    1,286,398
                                                 ===============  ===============  ===============  ==============   ==============


See notes to financial statements.

GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)

STATEMENTS OF NET ASSETS
December 31, 2002
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                                   Scudder Variable
                                                                                                                        Series II
                                                                   Scudder Variable Series I Sub-Accounts              Sub-Account
                                                                  -------------------------------------------------  --------------
                                                                                        Money         21st Century
                                                                   International        Market           Growth          Growth
                                                                  ---------------  ---------------  ---------------  --------------
ASSETS
Investments at fair value                                         $       616,755  $     2,868,372  $       572,484  $      748,389
                                                                  ---------------  ---------------  ---------------  --------------
  Total assets                                                    $       616,755  $     2,868,372  $       572,484  $      748,389
                                                                  ===============  ===============  ===============  ==============
NET ASSETS
Accumulation units                                                $       613,742  $     2,868,372  $       572,484  $      748,389
Contracts in payout (annuitization) period                                  3,013                -                -               -
                                                                  ---------------  ---------------  ---------------  --------------
  Total net assets                                                $       616,755  $     2,868,372  $       572,484  $      748,389
                                                                  ===============  ===============  ===============  ==============
FUND SHARE INFORMATION
  Number of shares                                                         94,594        2,868,372          156,416          50,363
                                                                  ===============  ===============  ===============  ==============
  Cost                                                            $       912,440  $     2,868,372  $       982,911  $      968,236
                                                                  ===============  ===============  ===============  ==============




See notes to financial statements.

GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Scudder Variable Series I Sub-Accounts
                                                 ----------------------------------------------------------------------------------



                                                                                      Capital          Global           Growth
                                                    Balanced           Bond            Growth         Discovery       and Income
                                                 ---------------  ---------------  ---------------  --------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $        94,016  $        90,656  $         7,002  $            -   $      12,929
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                             (13,934)          (5,764)          (9,061)         (5,197)         (5,535)
  Administrative expense                                  (9,772)          (4,088)          (6,371)         (3,612)         (3,988)
                                                 ---------------  ---------------  ---------------  --------------   -------------

     Net investment income (loss)                         70,310           80,804           (8,430)         (8,809)          3,406
                                                 ---------------  ---------------  ---------------  --------------   -------------



NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                 1,722,673          873,220        1,436,904       4,751,378        2,165,132
  Cost of investments sold                            2,025,787          875,901        2,002,578       4,930,380        2,473,334
                                                 ---------------  ---------------  ---------------  --------------   -------------

     Realized gains (losses) on fund shares             (303,114)          (2,681)        (565,674)       (179,002)       (308,202)

Realized gain distributions                                    -                -                -               -               -
                                                 ---------------  ---------------  ---------------  --------------   -------------
     Net realized gains (losses)                        (303,114)          (2,681)        (565,674)       (179,002)       (308,202)

Change in unrealized gains (losses)                     (334,048)           8,040         (194,049)        (74,526)        (58,161)
                                                 ---------------  ---------------  ---------------  --------------   -------------
     Net realized and unrealized gains
          (losses) on investments                       (637,162)           5,359         (759,723)       (253,528)       (366,363)
                                                 ---------------  ---------------  ---------------  --------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                $      (566,852) $        86,163  $      (768,153) $     (262,337)  $    (362,957)
                                                 ===============  ===============  ===============  ==============   =============





See notes to financial statements.

GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                                                   Scudder Variable
                                                                                                                        Series II
                                                                   Scudder Variable Series I Sub-Accounts              Sub-Account
                                                                  -------------------------------------------------  --------------

                                                                                         Money         21st Century
                                                                    International        Market           Growth          Growth
                                                                  ---------------  ---------------  ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                                         $         6,801  $        62,570  $             -  $           -
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                                               (3,983)         (17,476)          (3,316)        (3,863)
  Administrative expense                                                   (2,778)         (12,628)          (2,254)        (2,707)
                                                                  ---------------  ---------------  ---------------  -------------
     Net investment income (loss)                                              40           32,466           (5,570)        (6,570)
                                                                  ---------------  ---------------  ---------------  -------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                                  22,123,941       32,114,368          872,110        931,020
  Cost of investments sold                                             22,128,659       32,114,368        1,089,240      1,103,551
                                                                  ---------------  ---------------  ---------------  -------------

     Realized gains (losses) on fund shares                                (4,718)               -         (217,130)      (172,531)

Realized gain distributions                                                     -                -                -              -
                                                                  ---------------  ---------------  ---------------  -------------
     Net realized gains (losses)                                           (4,718)               -         (217,130)      (172,531)
Change in unrealized gains (losses)                                       (84,233)               -         (208,714)      (150,939)
                                                                  ---------------  ---------------  ---------------  -------------
     Net realized and unrealized gains
          (losses) on investments                                         (88,951)               -         (425,844)      (323,470)
                                                                  ---------------  ---------------  ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                                 $       (88,911) $        32,466  $      (431,414) $    (330,040)
                                                                  ===============  ===============  ===============  =============


See notes to financial statements.

GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------


                                                                         Scudder Variable Series I Sub-Accounts
                                                 ----------------------------------------------------------------------------------
                                                         Balanced                     Bond                     Capital Growth
                                                 -------------------------- --------------------------  --------------------------
                                                    2002          2001         2002          2001          2002          2001
                                                 ------------  ------------ ------------  ------------  ------------ -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                     $     70,310  $     70,231  $    80,804   $    41,127   $    (8,430) $     (9,937)
Net realized gains (losses)                          (303,114)     (168,918)      (2,681)       15,675      (565,674)     (230,461)
Change in unrealized gains (losses)                  (334,048)     (157,426)       8,040         4,241      (194,049)     (479,734)
                                                 ------------  ------------  ------------  ------------  ------------ -------------
Increase (decrease) in net assets
  from operations                                    (566,852)     (256,113)      86,163        61,043      (768,153)     (720,132)
                                                 ------------  ------------ ------------  ------------  ------------ -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                              162,755       373,525      141,492       417,498       149,589       406,148
Benefit payments                                      (76,179)      (30,833)     (59,255)       (9,513)      (25,608)      (20,684)
Payments on termination                              (285,946)     (300,697)    (241,866)      (73,301)     (336,477)     (355,756)
Transfers among the sub-accounts
  and with the Fixed Account - net                   (128,777)      178,580     (348,669)      436,485      (254,654)      122,271
                                                 ------------  ------------ ------------  ------------  ------------ -------------
Increase (decrease) in net assets
  from capital transactions                          (328,147)      220,575     (508,298)      771,169      (467,150)      151,979
                                                 ------------  ------------ ------------  ------------  ------------ -------------

INCREASE (DECREASE) IN NET ASSETS                    (894,999)      (35,538)    (422,135)      832,212    (1,235,303)     (568,153)

NET ASSETS AT BEGINNING OF PERIOD                   3,743,462     3,779,000    1,754,275       922,063     2,864,512     3,432,665
                                                 ------------  ------------ ------------  ------------  ------------ -------------
NET ASSETS AT END OF PERIOD                      $  2,848,463  $  3,743,462 $  1,332,140  $  1,754,275  $  1,629,209 $   2,864,512
                                                 ============  ============ ============  ============  ============ =============

UNITS OUTSTANDING
  Units outstanding at beginning of period            339,480       319,464      154,967        85,448       278,311       266,946
    Units issued                                      164,172       316,518       32,589       128,491       133,413       297,776
    Units redeemed                                   (197,343)     (296,502)     (77,503)      (58,972)     (186,620)     (286,411)
                                                 ------------  ------------ ------------  ------------  ------------ -------------
  Units outstanding at end of period                  306,309       339,480      110,053       154,967       225,104       278,311
                                                 ============  ============ ============  ============  ============ =============


See notes to financial statements.

GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                                                     Scudder Variable Series I Sub-Accounts
                                                  ---------------------------------------------------------------------------------



                                                        Global Discovery           Growth and Income           International
                                                  -------------------------- --------------------------  --------------------------
                                                      2002          2001         2002          2001          2002          2001
                                                  ------------  ------------ ------------  ------------  ------------ -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                      $     (8,809) $    (10,839) $     3,406  $      7,376  $         40 $     (5,914)
Net realized gains (losses)                           (179,002)     (305,606)    (308,202)     (160,244)       (4,718)    (215,720)
Change in unrealized gains (losses)                    (74,526)     (106,462)     (58,161)      (75,808)      (84,233)    (190,637)
                                                  ------------  ------------ ------------  ------------  ------------ ------------

Increase (decrease) in net assets
  from operations                                     (262,337)     (422,907)    (362,957)     (228,676)      (88,911)    (412,271)
                                                  ------------  ------------ ------------  ------------  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                                25,444       221,534       61,716       210,472         5,485       74,725
Benefit payments                                        (7,718)      (32,426)     (34,381)      (19,968)      (18,115)      (5,185)
Payments on termination                               (217,204)     (136,405)    (135,013)     (142,380)     (168,286)    (118,031)
Transfers among the sub-accounts
  and with the Fixed Account - net                      58,254       (62,267)      10,080       (88,297)     (258,405)     (18,595)
                                                  ------------  ------------ ------------  ------------  ------------ ------------
Increase (decrease) in net assets
  from capital transactions                           (141,224)       (9,564)     (97,598)      (40,173)     (439,321)     (67,086)
                                                  ------------  ------------ ------------  ------------  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS                     (403,561)     (432,471)    (460,555)     (268,849)     (528,232)    (479,357)

NET ASSETS AT BEGINNING OF PERIOD                    1,355,588     1,788,059    1,550,896     1,819,745     1,144,987    1,624,344
                                                  ------------  ------------ ------------  ------------  ------------ ------------
NET ASSETS AT END OF PERIOD                       $    952,027  $  1,355,588 $  1,090,341  $  1,550,896  $    616,755 $  1,144,987
                                                  ============  ============ ============  ============  ============ ============
UNITS OUTSTANDING
  Units outstanding at beginning of period             107,726       106,363      171,212       176,918       134,831      131,270
    Units issued                                       435,808       426,611      310,074       227,705     2,850,350    4,350,820
    Units redeemed                                    (448,396)     (425,248)    (323,577)     (233,411)   (2,895,534)  (4,347,259)
                                                  ------------  ------------ ------------  ------------  ------------ ------------
  Units outstanding at end of period                    95,138       107,726      157,709       171,212        89,647      134,831
                                                  ============  ============ ============  ============  ============ ============



See notes to financial statements.

GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Scudder Variable Series I Sub-Accounts
                                                                -------------------------------------------------------------------
                                                                   Large
                                                                  Company
                                                                   Growth        Money Market               21st Century Growth
                                                               ------------  -------------------------  --------------------------
                                                                  2001 (a)        2002         2001          2002          2001
                                                               ------------  ------------ ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                                   $     (3,072) $     32,466  $   168,914  $     (5,570) $     (8,876)
Net realized gains (losses)                                        (420,152)            -            -      (217,130)     (434,907)
Change in unrealized gains (losses)                                 231,716             -            -      (208,714)       92,248
                                                               ------------  ------------ ------------  ------------  ------------
Increase (decrease) in net assets
  from operations                                                  (191,508)       32,466      168,914      (431,414)     (351,535)
                                                               ------------  ------------ ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                                            156,124       336,415      574,208        23,037       191,496
Benefit payments                                                          -             -      (82,472)            -             -
Payments on termination                                             (10,140)   (2,888,505)    (494,326)     (129,581)     (108,681)
Transfers among the sub-accounts
  and with the Fixed Account - net                               (1,227,577)      360,886      957,216        21,995      (146,642)
                                                               ------------  ------------ ------------  ------------  ------------

Increase (decrease) in net assets
  from capital transactions                                      (1,081,593)   (2,191,204)     954,626       (84,549)      (63,827)
                                                               ------------  ------------ ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                                (1,273,101)   (2,158,738)   1,123,540      (515,963)     (415,362)

NET ASSETS AT BEGINNING OF PERIOD                                 1,273,101     5,027,110    3,903,570     1,088,447     1,503,809
                                                               ------------  ------------ ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                                    $          -  $  2,868,372 $  5,027,110  $    572,484  $  1,088,447
                                                               ============  ============ ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period                          115,057       441,544      353,694       105,542       111,306
    Units issued                                                          -     2,887,844    4,954,568       122,885       234,346
    Units redeemed                                                 (115,057)   (3,079,303)  (4,866,718)     (133,223)     (240,110)
                                                               ------------  ------------ ------------  ------------  ------------
  Units outstanding at end of period                                      -       250,085      441,544        95,204       105,542
                                                               ============  ============ ============  ============  ============



(a) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable Series II


See notes to financial statements.

GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------
                                                       Scudder Variable
                                                      Series II Sub-Account
                                                    --------------------------
                                                            Growth
                                                    --------------------------
                                                        2002        2001 (a)
                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                        $     (6,570) $     (5,524)
Net realized gains (losses)                             (172,531)      (28,644)
Change in unrealized gains (losses)                     (150,939)      (68,908)
                                                    ------------  ------------
Increase (decrease) in net assets
  from operations                                       (330,040)     (103,076)
                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                                  27,964        23,999
Benefit payments                                         (19,900)      (64,398)
Payments on termination                                  (73,166)      (51,342)
Transfers among the sub-accounts
  and with the Fixed Account - net                        24,194     1,314,154
                                                    ------------  ------------
Increase (decrease) in net assets
  from capital transactions                              (40,908)    1,222,413
                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS                       (370,948)    1,119,337

NET ASSETS AT BEGINNING OF PERIOD                      1,119,337             -
                                                    ------------  ------------
NET ASSETS AT END OF PERIOD                         $    748,389  $  1,119,337
                                                    ============  ============
UNITS OUTSTANDING
  Units outstanding at beginning of period               132,779             -
    Units issued                                         132,419       198,314
    Units redeemed                                      (138,478)      (65,535)
                                                    ------------  ------------
  Units outstanding at end of period                     126,720       132,779
                                                    ============  ============



(a) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable Series II



See notes to financial statements.

GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


1.  ORGANIZATION

    Glenbrook Life Scudder Variable Account (A) (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

    Glenbrook Life issues the Scudder Horizon Advantage variable annuity contract, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

         SCUDDER VARIABLE SERIES I
            Balanced                     Large  Company  Growth  (Merged into
            Bond                           Scudder  Variable  Series II Growth)
            Capital Growth               International
            Global Discovery             Money Market
            Growth and Income            21st Century Growth
         SCUDDER VARIABLE SERIES II
            Growth

    Glenbrook Life provides insurance and administrative services to the contractholders for a fee. Glenbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Glenbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

    INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

    REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

-------------------------------------------------------------------------------

    FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

    USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.



3.  EXPENSES

    MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from .40% to .50% per annum of the daily net assets of the Account, based on the rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Glenbrook Life guarantees that the amount of these charges will not increase over the life of the contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

    ADMINISTRATIVE EXPENSE CHARGE - Glenbrook Life deducts administrative expense charges daily at a rate equal to .30% per annum of the daily net assets of the Account. The administrative expense charge is recognized as a reduction in accumulation unit values.

-------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS

    The cost of purchases of investments for the year ended December 31, 2002 were as follows:




                                                                   Purchases
                                                             -------------------
 Investments in the Scudder Variable Series I Sub-Accounts:
      Balanced                                               $        1,464,836
      Bond                                                              445,726
      Capital Growth                                                    961,324
      Global Discovery                                                4,601,345
      Growth and Income                                               2,070,940
      International                                                  21,684,661
      Money Market                                                   29,955,630
      21st Century Growth                                               781,991

 Investments in the Scudder Variable Series II Sub-Account:
      Growth                                                            883,541
                                                             -------------------

                                                             $       62,849,994
                                                             ===================

--------------------------------------------------------------------------------


5.   FINANCIAL HIGHLIGHTS

     The accumulation unit value, the investment income ratio, the expense ratio assessed by Glenbrook Life, and the total return is presented for each sub-account. As explained in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets.


     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

          ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

          *** TOTAL RETURN - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is calculated using unrounded accumulation unit values.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.



                                                                                    Scudder Horizon Advantage
                                                           ------------------------------------------------------------------------
                                                             At December 31,                For the year ended December 31,
                                                           -------------------  ---------------------------------------------------
                                                              Accumulation       Investment         Expense            Total
                                                               Unit Value        Income Ratio*       Ratio**           Return***
                                                           -------------------  ----------------  ---------------   ---------------
Investments in the Scudder Variable Series I Sub-Accounts:
     Balanced
        2002                                               $         9.31              2.85 %            0.70 %          -15.67 %
        2001                                                        11.04              2.57              0.70             -6.72
     Bond
        2002                                                        12.11              5.87              0.70              6.90
        2001                                                        11.33              3.85              0.70              5.00
     Capital Growth
        2002                                                         7.25              0.31              0.70            -29.68
        2001                                                        10.30              0.40              0.70            -19.92
     Global Discovery
        2002                                                        10.02              0.00              0.70            -20.45
        2001                                                        12.60              0.00              0.70            -25.12
     Growth and Income
        2002                                                         6.92              0.98              0.70            -23.66
        2001                                                         9.06              1.09              0.70            -11.92
     International
        2002                                                         6.89              0.77              0.70            -18.94
        2001                                                         8.50              0.42              0.70            -31.34

-------------------------------------------------------------------------------
5.   FINANCIAL HIGHLIGHTS


                                                                              Scudder Horizon Advantage (continued)
                                                           ------------------------------------------------------------------------
                                                               At December 31,             For the year ended December 31,
                                                           -------------------  ---------------------------------------------------
                                                               Accumulation       Investment         Expense            Total
                                                                Unit Value        Income Ratio*       Ratio**           Return***
                                                           -------------------  ---------------   ---------------   ---------------
Investments in the Scudder Variable Series I Sub-Accounts
   (continued):
     Large Company Growth
        2001 (a)                                                  $     N/A           0.00 %            0.70 %             N/A %
     Money Market
        2002                                                          11.48           1.58              0.70              0.78
        2001                                                          11.39           4.55              0.70              3.18
     21st Century Growth
        2002                                                           6.02           0.00              0.70            -41.66
        2001                                                          10.32           0.00              0.70            -23.63

Investments in the Scudder Variable Series II Sub-Account:
     Growth
        2002                                                           5.91           0.00              0.70            -29.90
        2001 (a)                                                       8.44           0.00              0.70            -23.80


                                                              Scudder Horizon Advantage with Enhanced Death Benefit
                                                             -----------------------------------------------------------------------
                                                               At December 31,             For the year ended December 31,
                                                             -------------------  --------------------------------------------------
                                                                Accumulation       Investment         Expense            Total
                                                                 Unit Value        Income Ratio*       Ratio**           Return***
                                                             -------------------  ---------------   ---------------   --------------
Investments in the Scudder Variable Series I Sub-Accounts:
     Balanced
        2002                                                      $    9.27           2.85 %            0.80 %          -15.75 %
        2001                                                          11.01           2.57              0.80             -6.82
     Bond
        2002                                                          12.06           5.87              0.80              6.79
        2001                                                          11.30           3.85              0.80              4.90
     Capital Growth
        2002                                                           7.22           0.31              0.80            -29.75
        2001                                                          10.27           0.40              0.80            -20.00
     Global Discovery
        2002                                                           9.98           0.00              0.80            -20.53
        2001                                                          12.56           0.00              0.80            -25.20


(a) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable Series II

-------------------------------------------------------------------------------



                                                            Scudder Horizon Advantage with Enhanced Death Benefit (continued)
                                                           ------------------------------------------------------------------------
                                                             At December 31,               For the year ended December 31,
                                                           -------------------  ---------------------------------------------------
                                                              Accumulation       Investment         Expense            Total
                                                               Unit Value        Income Ratio*       Ratio**           Return***
                                                           -------------------  ----------------  ---------------   ---------------
Investments in the Scudder Variable Series I Sub-Accounts
   (continued):
     Growth and Income
        2002                                                   $         6.89           0.98 %            0.80 %          -23.74 %
        2001                                                             9.03           1.09              0.80            -12.01
     International
        2002                                                             6.86           0.77              0.80            -19.02
        2001                                                             8.47           0.42              0.80            -31.41
     Large Growth Company
        2001 (a)                                                         N/A           0.00              0.80               N/A
     Money Market
        2002                                                           11.43           1.58              0.80              0.68
        2001                                                           11.35           4.55              0.80              3.08
     21st Century Growth
        2002                                                           6.00           0.00              0.80            -41.72
        2001                                                          10.30           0.00              0.80            -23.71

Investments in the Scudder Variable Series II Sub-Account:
     Growth
        2002                                                           5.89           0.00              0.80            -29.97
        2001 (a)                                                       8.41           0.00              0.80            -23.86

(a) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable Series II



                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements

     All required financial statements are included in Part B of this Registration Statement.

(b) Exhibits

    (1) Form of Resolution of the Board of Directors of Glenbrook Life and
Annuity Company authorizing establishment of the Glenbrook Life Scudder Variable
Account (A). 1/

    (2) Not Applicable.

    (3) Form of Underwriting Agreement. 1/

    (4)(a) Glenbrook Life and Annuity Company Flexible Premium Deferred Variable
Annuity Contract.1/

    (4)(b) Amendment to Glenbrook Life and Annuity Company Flexible Premium
Deferred Variable Annuity Contract.7/

    (4)(c) Amendment to Glenbrook Life and Annuity Company Flexible Premium
Deferred Variable Annuity Contract.9/

    (5) Glenbrook Life and Annuity Company Flexible Premium Deferred Variable
Annuity Contract Application.1/

    (6)(a)(i) Articles of Incorporation of Glenbrook Life and Annuity Company.2/

            (ii) Amended and Restated Articles of Incorporation and Articles of
Redomestication of Glenbrook Life and Annuity Company.4/

        (b)(i) By-laws of Glenbrook Life and Annuity Company.2/

            (ii) Amended and Restated Bylaws of Glenbrook Life and Annuity
Company.4/

    (7) Form of Reinsurance Agreement between Glenbrook Life and Annuity Company and Allstate Life Insurance Company.3/

    (8)(a) Participation Agreement between Scudder Variable Life Investment Fund and Glenbrook Life and Annuity
Company.5/

        (b) Form of Participation Agreement among Scudder Variable Series II,
Scudder Investments, Inc., Kemper Distributors, Inc., and Glenbrook Life and
Annuity Company. 8/

     (9)(a) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company. 1/

         (b) Opinion and Consent of Michael J. Velotta, Vice President,
Secretary and General Counsel of Glenbrook Life and Annuity Company. 5/

         (c) Opinion and Consent of Michael J. Velotta, Vice President,
Secretary and General Counsel of Glenbrook Life and Annuity Company. 7/

         (d) Opinion and Consent of Michael J. Velotta, Vice President,
Secretary and General Counsel of Glenbrook Life and Annuity Company. 8/


     (10)(a) Independent Auditors' Consent.9/ (11) Not Applicable.

     (12) Not Applicable.

     (13)(a) Computation of Performance Quotations. 1/

           (b) Computation of Performance Quotations. 6/

           (c) Computation of Performance Quotations. 8/

           (d) Performance Data Calculations filed herewith. 10/

     (14) Not Applicable.

     (15)(a) Powers of Attorney for, Michael J. Velotta, Samuel H. Pilch,
Margaret G. Dyer, Marla G. Friedman, John C. Lounds, and J. Kevin McCarthy 7/

           (b) Power of Attorney for Steven E. Shebik. 9/

           (c) Power of Attorney for Casey J. Sylla filed herewith. 10/

1/ Previously filed in Registrant's initial filing of this Form N-4 Registration
Statement filed with the SEC on July 31, 1998 (File No.333-60337).

2/ Incorporated herein by reference to Depositor's Form S-1 Registration
Statement filed with the SEC on June 28, 1996 (File No. 333-07275).

3/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4
Registration Statement filed with the SEC on November 22, 1995 (File No.
033-62203).

4/ Previously filed in Registrant's Post-Effective Amendment No. 1 to this
Registration Statement filed with the SEC on February 25, 1999 (File No.
333-60337).

5/ Previously filed in Registrant's Post-Effective Amendment No. 2 to this
Registration Statement filed with the SEC on April 28, 1999 (File No.
333-60337).

6/ Previously filed in Registrant's Post-Effective Amendment No. 3 to this
Registration Statement filed with the SEC on May 2, 2000 (File No. 333-60337).

7/ Previously filed in Registrant's Post-Effective Amendment No. 4 to this
Registration Statement filed with the SEC on October 2, 2000 (File No.
333-60337).

8/ Previously filed in Registrant's Post-Effective Amendment No. 5 to this
Registration Statement filed with the SEC on April 16, 2001 (File No.
333-60337).

9/ Previously filed in Registrant's Post-Effective Amendment No. 6 to this
Registration Statement filed with the SEC on April 26, 2002 (File No.
333-60337).

10/ Filed herewith.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR, GLENBROOK LIFE AND ANNUITY COMPANY

NAME AND PRINCIPAL                POSITION AND OFFICE WITH
BUSINESS ADDRESS*                 DEPOSITOR OF THE ACCOUNT


Margaret G. Dyer         Director
Marla G. Friedman        Director and Vice President
John C. Lounds                    Director
J. Kevin McCarthy        Director
Steven E. Shebik         Director, Vice President and Chief Financial Officer
Casey J. Sylla           Director, President and Chief Executive Officer
Michael J. Velotta       Director, Vice President, General Counsel and Secretary
Eric A. Simonson         Senior Vice President and Chief Investment Officer
Samuel H. Pilch          Group Vice President and Controller
Karen C. Gardner         Vice President
John R. Hunter           Vice President
Kevin R. Slawin          Vice President
James P. Zils            Treasurer
Joanne M. Derrig         Assistant Vice President and Chief Privacy Officer
Barry S. Paul            Assistant Vice President and Assistant Treasurer
Robert L. Park           Assistant Vice President and Chief Compliance Officer
Joseph P. Rath           Assistant Vice President, Assistant General Counsel and
                         Assistant Secretary
Timothy N. Vander Pas    Assistant Vice President
William F. Emmons        Assistant Secretary
Susan L. Lees            Assistant Secretary
Paul N. Kierig           Assistant Secretary
Mary J. McGinn           Assistant Secretary
Patricia W. Wilson       Assistant Treasurer
Errol Cramer             Appointed Actuary
J. Eric Smith            Vice President
Lisa Flanary             Assistant Vice President

*The principal business address of Mr. Emmons is 2940 South 84th Street,
Lincoln, Nebraska 68506. The principal business address of Mr. Slawin is 544
Lakeview Parkway, Vernon Hills, Illinois 60061. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to the Form 10-K Report, Commission File
#1-11840, The Allstate Corporation (March 28, 2003).

27. NUMBER OF CONTRACT OWNERS

As of January 31, 2003, there were 19 qualified and 459 non-qualified contracts in force.

28. INDEMNIFICATION

The by-laws of both Glenbrook Life and Annuity Company (Depositor) and ALFS,
Inc. (Principal Underwriter), provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

(a)The Registrant's principal underwriter, ALFS, Inc., acts as principal underwriter for each of the following entities:

Allstate Assurance Company Separate Account B Allstate Financial Advisors
Separate Account I Allstate Life Insurance Company Separate Account A Allstate
Life Variable Life Separate Account A Allstate Life of New York Separate Account
A Allstate Life of New York Variable Life Separate Account A Charter National
Variable Annuity Account Charter National Variable Account Glenbrook Life and
Annuity Company Separate Account A Glenbrook Life and Annuity Company Variable
Annuity Account Glenbrook Life and Annuity Variable Account Glenbrook Life
Discover Variable Account A Glenbrook Life Variable Life Separate Account A
Glenbrook Life Multi-Manager Variable Account Glenbrook Life Scudder Variable
Account A Glenbrook Life AIM Variable Separate Account A Intramerica Variable
Annuity Account Lincoln Benefit Life Variable Annuity Account Lincoln Benefit
Life Variable Account

 (b) Following are the names, business addresses, positions, and offices, of each director, officer, or partner of the principal underwriter:

Name and Principal Business                  Positions and Officers
Address* of Each Such Person                 with Underwriter



John R. Hunter          Director, President and Chief Executive Officer
Casey J. Sylla          Director
Michael J. Velotta      Director and Secretary
Marion Goll             Vice President, Treasurer and Financial Operations
                        Principal
Brent H. Hamann         Vice President
Andrea J. Schur         Vice President
Lisa A. Burnell         Assistant Vice President and Compliance Officer
Joanne M. Derrig        Assistant Vice President and Chief Privacy Officer
Joseph P. Rath          Assistant Vice President, Assistant General Counsel and Assistant
                        Secretary
William F. Emmons       Assistant Secretary
Susan L. Lees           Assistant Secretary
Barry S. Paul           Assistant Treasurer
James P. Zils           Assistant Treasurer
Mary Claire Sheehy      Chief Operations Officer


The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln,
Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(c)               Underwriter Compensation during fiscal year ended December 31,
                  2002: None

30.               LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders
Road, Northbrook, Illinois 60062.

The  Principal  Underwriter,  ALFS,  Inc.,  is  located  at 3100  Sanders  Road,
Northbrook, Illinois 60062.

Each company maintains physical possession of each account, book, or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules under it.

31. MANAGEMENT SERVICES

None.


32. UNDERTAKINGS

The Registrant promises to file a post-effective amendment to this Registration
Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

Representations Pursuant to Section 403(b) of the Internal Revenue Code

The Depositor, Glenbrook Life and Annuity Company ("Glenbrook Life"), represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

Representations Regarding Contract Expense

The Depositor, Glenbrook Life and Annuity Company, represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company under the Contracts. Glenbrook Life and Annuity Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Glenbrook Life and annuity Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration
Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.









                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Glenbrook Life Scudder Variable Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 1st day of April, 2003.


                    GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT A
                                  (REGISTRANT)

                            By:/s/MICHAEL J. VELOTTA
                               Michael J. Velotta
                  Vice President, Secretary and General Counsel


                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)

                            By:/s/MICHAEL J. VELOTTA
                               Michael J. Velotta
                  Vice President, Secretary and General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 1st day of April, 2003.

*/MARGARET G. DYER
 ---------------------------                  Director
Margaret G. Dyer

*/MARLA G. FRIEDMAN                            Director and Vice President
--------------------------------
Marla G. Friedman

*/JOHN C. LOUNDS                              Director
--------------------------------
John C. Lounds

*/J. KEVIN MCCARTHY                           Director
---------------------------------
J. Kevin McCarthy

*/SAMUEL H. PILCH                             Controller and Group Vice President
----------------------------------            (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN E. SHEBIK                           Director, Vice President and Chief Financial Officer
----------------------------------           (Principal Financial Officer)
Steven E. Shebik

CASEY J. SYLLA                               Director, President and Chief Executive Officer
 -------------------------                   (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA                        Director, Vice President, General Counsel and
---------------------------                  Secretary
Michael J. Velotta



*/ By Michael J. Velotta, pursuant to Power of Attorney filed previously or herewith.

                                  EXHIBIT INDEX


Exhibit 10(a) Consent of Independent Auditors

Exhibit 13(d) Performance Data Calculations

Exhibit 15(c) Power of Attorney for Casey J. Sylla

